UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments • March 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.2%
Aerospace & Defense 2.2%
Goodrich Corp.	296,410	$17,046,539

Asset Management & Custody Banks 4.1%
Invesco Ltd. (Bermuda)	722,350	17,596,446
Northern Trust Corp.	223,315	14,843,748
		32,440,194
Computer Hardware 3.8%
Diebold, Inc.	796,450	29,906,698

Construction & Farm Machinery & Heavy Trucks 1.8%
Tata Motors Ltd. - ADR (India)	890,939	13,916,467

Department Stores 1.7%
Macy’s, Inc.	565,600	13,042,736

Drug Retail 2.7%
Rite Aid Corp. (a)	7,169,450	21,078,183

Education Services 1.2%
Apollo Group, Inc., Class A (a)	223,013	9,634,162

Electric Utilities 5.0%
American Electric Power Co., Inc.	497,170	20,697,187
DPL, Inc.	708,030	18,153,889
		38,851,076
Electronic Manufacturing Services 2.2%
Flextronics International Ltd. (Singapore) (a)	1,850,476	17,375,970

Health Care Distributors 2.2%
Owens & Minor, Inc.	440,130	17,314,714

Health Care Equipment 3.3%
Beckman Coulter, Inc.	395,980	25,560,509

1

Health Care Facilities 2.9%
HEALTHSOUTH Corp. (a)	1,253,610	22,301,722

Housewares & Specialties 2.0%
Newell Rubbermaid, Inc.	699,190	15,990,475

Independent Power Producers & Energy Traders 2.0%
NRG Energy, Inc. (a)	391,900	15,280,181

Industrial Machinery 2.7%
Pentair, Inc.	673,630	21,488,797

Insurance Brokers 2.8%
Marsh & McLennan Cos., Inc.	891,856	21,716,694

Integrated Oil & Gas 3.0%
Hess Corp.	263,680	23,251,302

Internet Retail 1.4%
Orbitz Worldwide, Inc. (a)	1,538,873	10,602,835

IT Consulting & Other Services 2.7%
Perot Systems Corp., Class A (a)	1,420,170	21,359,357

Life Sciences Tools & Services 2.0%
Affymetrix, Inc. (a)	896,310	15,604,757

Multi-Utilities 2.6%
Wisconsin Energy Corp.	456,240	20,069,998

Office Electronics 2.4%
Zebra Technologies Corp., Class A (a)	565,500	18,842,460

Office Services & Supplies 4.5%
Avery Dennison Corp.	325,000	16,006,250
Pitney Bowes, Inc.	543,620	19,037,572
		35,043,822
Oil & Gas Exploration & Production 2.8%
Newfield Exploration Co. (a)	418,320	22,108,212

2

Oil & Gas Storage & Transportation 2.6%
El Paso Corp.	1,233,910	20,532,262

Packaged Foods & Meats 3.1%
ConAgra Foods, Inc.	998,920	23,924,134

Paper Products 3.1%
Domtar Corp. (a)	3,551,700	24,258,111

Personal Products 3.0%
Estee Lauder Cos., Inc., Class A	519,560	23,821,826

Property & Casualty Insurance 6.8%
ACE Ltd. (Cayman Islands)	399,810	22,013,539
Allied World Assurance Holdings Ltd. (Bermuda)	252,529	10,025,401
Aspen Insurance Holdings Ltd. (Bermuda)	788,950	20,812,501
		52,851,441
Specialized Finance 1.3%
CIT Group, Inc.	828,600	9,818,910

Specialty Chemicals 4.4%
International Flavors & Fragrances, Inc.	371,670	16,372,064
Valspar Corp.	902,630	17,908,179
		34,280,243
Specialty Stores 2.0%
Office Depot, Inc. (a)	1,393,360	15,396,628

Thrifts & Mortgage Finance 3.9%
Hudson City Bancorp, Inc.	1,730,190	30,589,759

Total Common Stocks 94.2%		735,301,174

Investment Companies 2.3%
Market Vectors Gold Miners	81,600	3,895,584
streetTRACKS Gold Trust (a)	154,820	13,992,631
		17,888,215
Total Long-Term Investments 96.5% (Cost $800,775,710)		753,189,389

3

Repurchase Agreements 3.8%
Banc of America Securities ($10,164,138 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $10,164,816)	10,164,138
Citigroup Global Markets, Inc. ($10,164,138 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at $10,164,731)	10,164,138
JPMorgan Chase & Co. ($3,049,242 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $3,049,432)	3,049,242
State Street Bank & Trust Co. ($6,280,482 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at $6,280,796)	6,280,482

Total Repurchase Agreements (Cost $29,658,000)	29,658,000

Total Investments 100.3% (Cost $830,433,710)	782,847,389

Liabilities in Excess of Other Assets (0.3%)	(2,345,887)

Net Assets 100.0%	$780,501,502

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

4

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.8%
Austria 0.1%
Raiffeisen International Bank Holding, AG	6,227	$852,387

Bermuda 2.7%
Central European Media Enterprises, Ltd., Class A (a)	73,575	6,270,797
COSCO Pacific, Ltd.	1,390,000	2,728,477
GOME Electrical Appliances Holdings, Ltd.	4,710,000	10,813,578
		19,812,852
Brazil 9.4%
Banco do Brasill, SA	245,540	3,233,846
Banco Itau, SA - ADR	43,362	986,919
Companhia Siderurgica National, SA	135,389	4,826,999
Companhia Vale do Rio Doce - ADR	559,128	16,298,581
Cyrela Brazil Realty, SA	331,608	4,346,603
Gafisa, SA	115,430	1,908,374
Gafisa, SA - ADR	4,451	148,485
Lojas Arapua, SA - GDR (a)(b)(c)(d)	24,635	0
Perdigao, SA	162,422	3,721,072
Petroleo Brasileiro, SA - ADR	248,835	21,073,836
Uniao de Bancos Brasileiros, SA	80,260	939,500
Uniao de Bancos Brasileiros, SA - GDR	74,421	8,680,466
Usinas Siderurgicas de Minas Gerais, SA	53,214	3,117,873
		69,282,554
Cayman Islands 0.6%
Belle International Holdings, Ltd.	110,000	114,787
Eurasia Drilling Co., Ltd. - GDR (a)(d)	190,512	4,469,171
		4,583,958
China 8.9%
China Citic Bank, Class H	1,236,000	656,706
China Coal Energy Co., Class H	5,488,000	9,667,615
China Construction Bank, Class H	17,580,000	13,156,370
China COSCO Holdings Co., Ltd., Class H	3,266,000	7,917,301
China Life Insurance Co., Ltd., Class H	287,000	994,729
China Petroleum & Chemical Corp., Class H	8,076,000	6,944,055
Datang International Power Generation Co., Ltd., Class H	3,900,000	2,071,708

Dongfeng Motor Group Co., Ltd., Class H	7,983,000	3,574,810
Harbin Power Equipment Co., Ltd., Class H	497,000	894,082
Industrial & Commercial Bank of China, Ltd., Class H	15,198,000	10,570,062
Maanshan Iron & Steel Co., Ltd., Class H	6,193,000	3,227,191
Ping An Insurance Co. of China, Ltd., Class H	938,500	6,616,021
		66,290,650
Czech Republic 0.4%
Komercni Banka, AS	14,000	3,341,425

Egypt 0.5%
El Sewedy Cables Holding Co. (a)	128,974	3,387,657

Hong Kong 5.2%
BYD Electronic International Co., Ltd.	1,803,500	2,302,242
China Mobile Hong Kong, Ltd.	1,642,500	24,570,383
China Overseas Land & Investment, Ltd.	1,948,000	3,586,964
China Resources Power Holdings Co., Ltd.	1,617,000	3,206,293
Shanghai Industrial Holdings, Ltd.	1,214,000	4,610,872
Sino-Ocean Land Holdings, Ltd.	102,000	99,700
		38,376,454
India 8.4%
Aban Offshore, Ltd.	32,800	2,478,613
ABB, Ltd. India	146,100	4,319,414
Bharat Heavy Electricals, Ltd.	61,276	3,163,292
Bharti Airtel, Ltd. (a)	150,000	3,102,623
Deccan Chronicle Holdings, Ltd.	598,480	2,418,773
Glenmark Pharmaceuticals, Ltd.	301,250	3,677,237
GVK Power & Infrastructure, Ltd. (a)	1,701,000	1,711,098
HDFC Bank, Ltd.	97,800	3,236,691
HDFC Bank, Ltd. - ADR	37,600	3,693,824
Hindustan Unilever, Ltd.	305,000	1,752,636
Housing Development Finance Corp., Ltd.	46,500	2,772,252
India Cements, Ltd.	339,192	1,582,095
Infosys Technologies, Ltd.	80,744	2,908,599
Infrastructure Development Finance Co., Ltd.	395,000	1,493,559
Maruti Udyog, Ltd.	123,500	2,549,412
Oil & Natural Gas Corp., Ltd.	62,500	1,530,296
Praj Industries, Ltd.	348,500	1,190,609
Reliance Industries, Ltd.	145,600	8,250,546
Steel Authority Of India, Ltd.	498,100	2,314,088
Television Eighteen India, Ltd.	90,000	1,063,825
UTI Bank, Ltd.	249,600	4,943,494

Zee Entertainment Enterprises, Ltd.	337,215	2,077,022
		62,229,998
Indonesia 3.3%
Astra International Tbk	1,764,800	4,681,187
Bank Central Asia Tbk	6,761,000	2,401,665
Bank Mandiri	2,668,000	919,881
Bank Rakyat Indonesia	3,091,500	2,130,025
Bumi Resources Tbk	10,940,500	7,446,123
International Nickel Indonesia Tbk	1,934,000	1,479,794
Perusahaan Gas Negara	625,500	967,515
Telekomunikasi Indonesia	3,857,000	4,072,808
		24,098,998
Luxembourg 1.2%
Evraz Group, SA - GDR	45,263	3,905,685
Millicom International Cellular, SA	55,914	5,286,669
		9,192,354
Malaysia 1.2%
Hap Seng Plantations Holdings Bhd	134,000	118,946
IOI Corp. Bhd	2,355,750	5,254,194
Sime Darby Bhd	1,289,000	3,782,679
		9,155,819
Mexico 7.5%
America Movil, SA de CV, Ser L - ADR	407,544	25,956,478
Corporacion GEO, SA de CV, Ser B (a)	657,036	2,098,391
Desarrolladora Homex, SA de CV - ADR (a)	55,035	3,194,782
Empresas ICA, SA de CV (a)	533,301	3,164,404
Grupo Financiero Banorte, SA de CV	1,406,100	6,115,747
Grupo Mexico, SA de CV, Ser B	338,700	2,249,354
Urbi, Desarrollos Urbanos, SA de CV (a)	663,994	2,169,901
Wal-Mart de Mexico, SA de CV, Ser V	2,018,219	8,533,495
Wal-Mart de Mexico, SA de CV, Ser V - ADR	50,545	2,126,696
		55,609,248
Nigeria 0.5%
Guaranty Trust Bank, PLC - GDR	234,629	3,754,162

Oman 1.2%
Bank Muscat, SAOG	240,075	1,228,117
Bank Muscat, SAOG - GDR	358,791	7,490,305
		8,718,422
Pakistan 1.4%
MCB Bank, Ltd.	357,200	2,368,267
National Bank of Pakistan	691,350	2,569,745

Oil & Gas Development Co., Ltd.	1,168,900	2,497,561
Pakistan State Oil Co., Ltd.	164,600	1,401,317
Pakistan Telecommunication Co., Ltd.	1,784,000	1,292,191
		10,129,081
Philippines 0.1%
PNOC Energy Development Corp.	4,792,500	677,625

Poland 3.3%
Bank Pekao, SA	70,697	6,274,570
Bank Zachodni WBK, SA	41,251	3,427,611
Budimex, SA (a)	37,274	1,404,685
Getin Holding, SA (a)	590,469	3,302,355
KGHM Polska Miedz, SA	20,696	952,386
PBG, SA (a)	15,224	2,190,958
Polimex Mostostal, SA	709,882	2,554,618
TVN, SA	423,354	4,367,891
		24,475,074
Qatar 0.8%
Commercial Bank of Qatar	150,816	6,072,432
Industries Qatar	2,479	88,572
		6,161,004
Republic of China (Taiwan) 8.7%
Asustek Computer, Inc.	2,029,962	5,960,919
AU Optronics Corp.	4,938,519	8,504,969
Cathay Financial Holding Co., Ltd.	2,420,000	6,230,423
China Steel Corp.	3,462,000	5,479,117
Chinatrust Financial Holding Co., Ltd.	4,923,000	4,787,356
Epistar Corp.	90,000	254,534
First Financial Holding Co., Ltd.	2,208,000	2,318,129
Formosa Plastics Corp.	2,286,000	6,926,836
Foxconn Technology Co., Ltd.	229,900	1,377,993
High Tech Computer Corp.	170,000	3,829,472
Innolux Display Corp.	94,000	250,763
Innolux Display Corp. - GDR (a)	156,305	796,939
Taiwan Cement Corp.	3,354,000	6,589,650
Taiwan Semiconductor Manufacturing Co., Ltd.	3,288,000	6,845,916
Yang Ming Marine Transport	2,800,633	2,211,371
Yuanta Financial Holding Co., Ltd.	2,497,000	2,368,205
		64,732,592
Republic of Korea (South Korea) 11.1%
Amorepacific Corp.	3,231	1,747,448
Cheil Communications, Inc.	10,875	2,616,315

Cheil Industries, Inc.	48,734	2,374,482
GS Engineering & Construction Corp.	15,149	2,224,834
Hite Brewery Co., Ltd.	19,785	2,229,490
Hynix Semiconductor, Inc. (a)	27,900	784,152
Hyundai Heavy Industries Co., Ltd.	14,617	5,484,051
Hyundai Motor Co.	115,292	9,198,880
Korean Air Lines Co., Ltd.	21,973	1,190,998
LG Chem, Ltd.	41,970	3,142,224
LG Electronics, Inc.	42,327	5,439,752
LG Philips LCD Co., Ltd.	123,650	5,532,150
NHN Corp. (a)	26,413	6,178,142
POSCO	8,991	4,303,851
Samsung Electronics Co., Ltd.	16,875	10,722,814
Samsung Fire & Marine Insurance Co., Ltd.	17,124	3,540,273
Shinhan Financial Group Co., Ltd.	107,562	5,683,443
SSCP Co., Ltd. (a)	80,215	1,816,072
STX Pan Ocean Co., Ltd.	1,509,000	3,131,111
Woongjin Coway Co., Ltd.	152,360	4,605,151
		81,945,633
Russia 10.2%
Gazprom - ADR	718,297	36,661,794
LUKOIL - ADR	85,156	7,313,479
Mechel - ADR	37,174	4,230,029
MMC Norilsk Nickel - ADR	349,710	9,851,316
Rosneft Oil Co. - GDR	254,800	2,297,686
Severstal - GDR	108,373	2,451,304
Vimpel-Communications - ADR	362,372	10,831,299
Wimm-Bill-Dann Foods OJSC - ADR	19,289	1,976,737
		75,613,644
South Africa 4.9%
Exxaro Resources, Ltd.	312,400	4,263,940
ArcelorMittal South Africa, Ltd.	279,331	6,787,475
MTN Group, Ltd.	745,575	11,314,101
Murray & Roberts Holdings, Ltd.	266,527	3,139,974
Raubex Group, Ltd.	662,868	2,949,668
Sasol, Ltd.	155,527	7,492,925
		35,948,083
Thailand 2.0%
Advanced Info Service Public Co., Ltd. - NVDR	422,800	1,342,862
Bangkok Bank Public Co., Ltd. - NVDR	669,900	2,872,368
Kasikornbank Public Co., Ltd. - NVDR	955,900	2,732,444

Land and Houses Public Co., Ltd. - NVDR	1,444,700	451,350
PTT Exploration & Production Public Co., Ltd.	593,400	2,857,095
PTT Public Co., Ltd.	237,000	2,393,323
Siam Commercial Bank Public Co., Ltd.	675,000	1,947,514
		14,596,956
Turkey 1.4%
Aksigorta, AS	346,640	1,263,133
Asya Katilim Bankasi, AS (a)	275,000	1,721,616
Tekfen Holdings, AS (a)	643,243	3,182,945
Turkcell Iletisim Hizmetleri, AS	366,180	3,093,990
Turkiye Garanti Bankasi, AS	290,467	1,306,154
		10,567,838

United States 0.8%
CTC Media, Inc. (a)	226,588	6,287,817

Total Common Stocks		709,822,285

Preferred Stocks 2.8%
Brazil 2.3%
Banco Itau Holding Financiera, SA	93,175	2,124,541
Banco Nacional, SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce	10,916	315,965
Itausa-Investimentos Itau, SA	414,520	2,433,211
Lojas Arapua, SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao, SA (a)	262,407	2,803,973
Petroleo Brasileiro, SA	105,724	4,458,038
Usinas Siderurgicas de Minas Gerais, SA, Class A	84,007	4,710,941
		16,846,669

Republic of Korea (South Korea) 0.5%
Samsung Electronics Co., Ltd.	7,942	3,607,112

Total Preferred Stocks		20,453,781

Investment Companies 0.4%
Morgan Stanley Growth Fund (a)(e)	2,195,167	2,695,659

Total Long-Term Investments 99.0%
(Cost $668,602,880)		732,971,725

Repurchase Agreements 0.9%
Banc of America Securities ($2,292,397 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $2,292,550)		2,292,397

Citigroup Global Markets, Inc. ($2,292,397 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at $2,292,531)	2,292,397
JPMorgan Chase & Co. ($687,720 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $687,762)	687,720
State Street Bank & Trust Co. ($1,416,486 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at $1,416,557)	1,416,486

Total Repurchase Agreements
(Cost $6,689,000)	6,689,000

Total Investments 99.9%
(Cost $675,291,880)	739,660,725

Foreign Currency 0.5%
(Cost $3,951,160)	3,967,190

Liabilities in Excess of Other Assets (0.4%)	(2,840,445)

Net Assets 100.0%	$740,787,470

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $495,400,117 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors.

(a)          Non-income producing security as this stock currently does not declare income dividends.

(b)         Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)          Security has been deemed illiquid.

(d)         144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)          The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$122,479,301	16.5%
Integrated Oil & Gas	88,635,136	12.0
Wireless Telecommunication Services	85,498,403	11.5
Steel	45,670,519	6.2
Diversified Metals & Mining	35,095,371	4.7
Semiconductors	22,214,528	3.0
Automobile Manufacturers	20,004,289	2.7
Construction & Engineering	17,672,111	2.4
Coal & Consumable Fuels	17,113,738	2.3
Broadcasting & Cable TV	16,583,508	2.2
Homebuilding	14,317,887	1.9
Electronic Equipment Manufacturers	14,037,119	1.9
Life & Health Insurance	13,841,174	1.9
Marine	13,259,782	1.8
Commodity Chemicals	11,885,132	1.6
Industrial Conglomerates	11,622,097	1.6
Computer & Electronics Retail	10,813,578	1.5
Hypermarkets & Super Centers	10,660,191	1.5
Oil & Gas Refining & Marketing	9,651,863	1.3
Heavy Electrical Equipment	8,376,788	1.1
Construction Materials	8,171,745	1.1
Regional Banks	7,794,048	1.1
Computer Storage & Peripherals	7,008,620	1.0
Oil & Gas Drilling	6,947,784	0.9
Oil & Gas Exploration & Production	6,884,952	0.9
Movies & Entertainment	6,287,817	0.9
Internet Software & Services	6,178,142	0.8
Independent Power Producers & Energy Traders	5,955,626	0.8
Packaged Foods & Meats	5,697,808	0.8
Construction & Farm Machinery & Heavy Trucks	5,484,052	0.7
Consumer Electronics	5,439,752	0.7

Agricultural Products	5,373,140	0.7
Integrated Telecommunication Services	5,364,999	0.7
Computer Hardware	5,207,465	0.7
Other Diversified Financial Services	5,063,864	0.7
Property & Casualty Insurance	4,803,406	0.7
Housewares & Specialties	4,605,151	0.6
Real Estate Management & Development	3,686,664	0.5
Pharmaceuticals	3,677,237	0.5
Electrical Components & Equipment	3,387,657	0.5
IT Consulting & Other Services	2,908,599	0.4
Thrifts & Mortgage Finance	2,772,252	0.4
Marine Ports & Services	2,728,477	0.4
Advertising	2,616,315	0.4
Publishing	2,418,773	0.3
Apparel, Accessories & Luxury Goods	2,374,482	0.3
Communications Equipment	2,302,242	0.3
Brewers	2,229,490	0.3
Household Products	1,752,636	0.2
Personal Products	1,747,448	0.2
Electric Utilities	1,711,098	0.2
Specialized Finance	1,493,559	0.2
Airlines	1,190,999	0.2
Industrial Machinery	1,190,609	0.2
Gas Utilities	967,515	0.1
Apparel Retail	114,787	0.0	*
	$732,971,725	99.0%

*Amount is less than 0.1%

Van Kampen Equity Growth Fund

Portfolio of Investments – March 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.5%
Advertising 2.4%
Omnicom Group, Inc.	151,616	$6,698,395

Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc.	74,940	4,076,736

Apparel Retail 1.4%
Abercrombie & Fitch Co., Class A	52,899	3,869,033

Casinos & Gaming 1.5%
Wynn Resorts, Ltd.	41,419	4,168,408

Communications Equipment 8.2%
3Com Corp. (a)	2,657,736	6,086,215
Cisco Systems, Inc. (a)	174,866	4,212,522
Corning, Inc.	503,115	12,094,885
		22,393,622
Computer Hardware 5.8%
Apple, Inc. (a)	73,127	10,493,724
Dell, Inc. (a)	275,403	5,486,028
		15,979,752

Construction Materials 1.1%
Martin Marietta Materials, Inc.	27,530	2,922,860

Consumer Finance 3.8%
American Express Co.	235,608	10,300,782

Department Stores 4.3%
Sears Holdings Corp. (a)	116,197	11,862,552

Diversified Banks 2.8%
ICICI Bank, Ltd. (India)	263,823	5,098,911
ICICI Bank, Ltd. - ADR (India)	70,591	2,695,870
		7,794,781

Diversified Commercial & Professional Services 1.4%
Corporate Executive Board Co.	94,714	3,834,023

Education Services 1.0%
New Oriental Education & Technology Group, Inc. - ADR
(Cayman Islands) (a)	41,891	2,717,050

Electric Utilities 0.1%
Brookfield Infrastructure Partners, LP (Bermuda)	13,429	227,621

Fertilizers & Agricultural Chemicals 8.1%
Monsanto Co.	199,945	22,293,867

Footwear 1.8%
NIKE, Inc., Class B	73,756	5,015,408

Hotels, Resorts & Cruise Lines 3.2%
Ctrip.com International, Ltd. - ADR (Cayman Islands)	163,682	8,678,420

Internet Retail 2.7%
Amazon.com, Inc. (a)	104,559	7,455,057

Internet Software & Services 7.2%
Baidu.com, Inc. - ADR (Cayman Islands) (a)	8,784	2,104,910
eBay, Inc. (a)	159,949	4,772,878
Google, Inc., Class A (a)	29,170	12,848,510
		19,726,298
Leisure Products 2.2%
ARUZE CORP. (Japan)	199,100	6,163,292

Managed Health Care 3.1%
UnitedHealth Group, Inc.	247,557	8,506,058

Marine Ports & Services 5.4%
China Merchants Holdings International Co., Ltd. (Hong Kong)	3,093,732	14,835,513

Multi-Line Insurance 2.0%
Loews Corp.	137,367	5,524,901

Oil & Gas Exploration & Production 5.9%
CNPC Hong Kong, Ltd. (Bermuda)	6,690,000	3,089,925

Ultra Petroleum Corp. (Canada) (a)	170,290	13,197,475
		16,287,400

Property & Casualty Insurance 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,404	6,279,952

Real Estate Management & Development 3.3%
Brookfield Asset Management, Inc., Class A (Canada)	335,737	9,007,824

Reinsurance 2.1%
Greenlight Capital Re, Ltd., Class A (Cayman Islands) (a)	307,376	5,717,193

Semiconductors 1.6%
Marvell Technology Group, Ltd. (Bermuda) (a)	395,102	4,298,710

Trucking 1.7%
DSV, A/S (Denmark)	216,524	4,743,892

Wireless Telecommunication Services 5.6%
America Movil, SA de CV, Ser L - ADR (Mexico)	111,444	7,097,868
Bharti Airtel, Ltd. (India) (a)	393,287	8,134,810

		15,232,678
Total Long-Term Investments 93.5%
(Cost $235,865,434)		256,612,078

Repurchase Agreements 8.1%
Banc of America Securities ($7,629,444 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $7,629,952)		7,629,444
Citigroup Global Markets, Inc. ($7,629,444 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at $7,629,889)		7,629,444
JPMorgan Chase & Co. ($2,288,833 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $2,288,976)		2,288,833

State Street Bank & Trust Co. ($4,714,279 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at $4,714,515)	4,714,279

Total Repurchase Agreements 8.1%
(Cost $22,262,000)	22,262,000

Total Investments 101.6%
(Cost $258,127,434)	278,874,078

Foreign Currency 1.0%
(Cost $2,707,891)	2,704,767

Liabilities in Excess of Other Assets (2.6%)	(7,020,184)

Net Assets 100.0%	$274,558,661

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $42,066,343 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)     Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 82.3%
Australia 2.0%
AGL Energy, Ltd.	3,387	$34,251
Alumina, Ltd.	16,559	85,065
Amcor, Ltd.	12,858	84,164
AMP, Ltd.	9,685	69,729
Ansell, Ltd.	1,216	12,949
APA Group	618	1,612
Asciano Group	2,755	10,112
Australia and New Zealand Banking Group, Ltd.	10,815	223,809
BHP Billiton, Ltd.	33,334	1,095,201
BlueScope Steel, Ltd.	11,355	103,466
Boral, Ltd.	8,518	48,854
Brambles Industries PLC	7,210	65,967
Caltex Australia, Ltd.	7,354	87,671
Coca-Cola Amatil, Ltd.	3,835	29,791
Commonwealth Bank of Australia	8,701	333,874
CSL, Ltd.	1,884	63,551
CSR, Ltd.	14,100	41,359
Fairfax	7,520	23,921
Foster’s Group, Ltd.	14,867	69,565
Insurance Australia Group, Ltd.	12,377	41,400
Leighton Holdings, Ltd.	1,573	61,829
Lend Lease Corp., Ltd.	3,086	37,487
Macquarie Group, Ltd.	1,554	75,521
Macquarie Infrastructure Group, Ltd.	17,128	43,948
Mayne Nickless, Ltd.	6,557	24,389
National Australia Bank, Ltd.	11,606	321,384
Newcrest Mining, Ltd.	4,743	144,972
OneSteel, Ltd.	8,110	47,468
Orica, Ltd.	5,577	148,911
Origin Energy, Ltd.	52,686	441,953
PaperlinX, Ltd.	6,583	16,586

QBE Insurance Group, Ltd.	5,056	102,913
Rio Tinto, Ltd.	2,971	332,242
Santos, Ltd.	38,691	517,745
Stockland Trust Group (REIT)	12	77
Suncorp-Metway, Ltd.	4,015	47,392
Tabcorp Holdings, Ltd.	2,955	38,213
Telstra Corp., Ltd.	15,720	63,350
Toll Holdings, Ltd.	2,787	25,521
Transurban Group	5,550	32,969
Wesfarmers, Ltd.	2,802	102,857
Wesfarmers, Ltd.	1,112	41,074
Westpac Banking Corp., Ltd.	12,305	268,164
Woodside Petroleum, Ltd.	21,858	1,087,984
Woolworths, Ltd.	7,634	202,842
		6,754,102
Austria 0.1%
Erste Bank Der Oester Spark, AG	2,831	184,240
Raiffeisen International Bank Holding, AG	1,854	253,786
		438,026
Belgium 0.3%
AGFA-Gevaert, NV	970	7,599
Bekaert, SA	82	11,931
Belgacom, SA	1,951	86,384
Dexia	7,896	224,955
Fortis, AG	5,346	134,410
InBev, NV	1,874	165,223
KBC Bankverzekerin Holdings	1,086	140,803
Solvay, SA	633	80,954
UCB, SA	1,639	57,030
Umicore	1,315	68,594
		977,883
Bermuda 1.1%
Accenture, Ltd., Class A	3,400	119,578
Brookfield Infrastructure Partners, LP	244	4,136
Bunge, Ltd.	5,116	444,478
Cheung Kong Infrastructure	5,000	20,108

China Water Affairs Group, Ltd. (a)	717,299	234,914
Chow Sang Sang Holdings International, Ltd.	19,696	20,592
Cosco Pacific, Ltd.	128,000	251,255
Covidien, Ltd.	7,050	311,963
Esprit Holdings, Ltd.	13,500	161,869
Foster Wheeler, Ltd. (a)	4,000	226,480
Ingersoll-Rand Co., Ltd., Class A	8,200	365,556
Invesco, Ltd.	1,829	44,542
Kerry Properties, Ltd.	5,223	31,850
Li & Fung, Ltd.	71,900	267,625
Marvell Technology Group, Ltd. (a)	3,600	39,168
Nabors Industries, Ltd. (a)	2,300	77,671
NWS Holdings, Ltd.	64,139	218,186
REXCAPITAL Financial Holdings, Ltd. (a)	305,894	33,390
Seadrill, Ltd.	3,200	86,150
Shangri-La Asia, Ltd.	15,004	40,708
Sinofert Holdings, Ltd.	228,000	214,216
Tyco Electronics, Ltd.	4,450	152,724
Tyco International, Ltd.	7,050	310,553
Weatherford International, Ltd. (a)	2,554	185,088
Yue Yuen Industrial Holdings, Ltd.	5,000	15,663
		3,878,463
Brazil 0.6%
Ambev Cia De Bebid Companhia de Bebidas das Americas	1,460	96,926
Banco do Brasil, SA	23,500	309,503
Companhia Brasileira de Distribuicao - ADR	250	10,235
Companhia de Concessoes Rodoviarias	9,300	137,218
Companhia Siderurgica Nacional, SA	4,883	174,093
Cyrela Brazil Realty, SA	12,800	167,778
Cyrela Commercial Properties, SA Empreendimentos e Participacoes (a)	2,560	14,079
Empresa Brasileira de Aeronautica, SA	13,241	131,829
Gol - Linhas Aereas Inteligentes, SA - ADR	13,600	202,504
Lojas Renner, SA	8,700	164,113
Perdigao, SA (a)	10,600	242,845

Souza Cruz (Cia) Npv	1,771	45,912
Uniao de Bancos Brasileiros, SA - GDR (a)	3,100	361,584
		2,058,619
Canada 3.6%
Agrium, Inc.	3,250	201,880
Bank of Montreal	5,800	259,642
Bank of Nova Scotia	10,600	480,715
Barrick Gold Corp.	11,485	502,165
BCE, Inc.	5,264	178,210
Biovail Corp.	2,400	25,837
Bombardier, Inc., Class B (a)	15,200	81,001
Brookfield Asset Management, Inc., Class A	6,100	164,378
CAE, Inc.	3,000	33,991
Cameco Corp.	4,500	148,230
Cameco Corp.	4,900	161,543
Canadian Imperial Bank of Commerce	4,300	276,906
Canadian Natural Resources, Ltd.	8,800	602,441
Canadian Pacific Railway, Ltd.	3,050	196,113
Canadian Tire Corp., Class A	1,300	83,906
Celestica, Inc. (a)	19,600	132,901
Enbridge, Inc.	4,100	169,081
EnCana Corp.	19,032	1,449,951
George Weston, Ltd.	1,800	82,806
Goldcorp, Inc.	4,228	164,309
Husky Energy, Inc.	6,800	266,250
IGM Financial, Inc.	675	29,717
Imperial Oil, Ltd.	9,700	508,412
Kinross Gold Corp.	3,800	84,778
Magna International, Inc., Class A	1,900	138,162
Manulife Financial Corp.	7,712	295,197
Manulife Financial Corp.	1,344	51,045
MDS, Inc., Class B (a)	5,600	109,114
MI Developments, Inc., Class A	750	21,884
National Bank of Canada	1,300	60,589
Nexen, Inc.	11,400	338,296

Nortel Networks Corp. (a)	23,666	161,393
Petro-Canada	8,300	361,611
Potash Corp. of Saskatchewan, Inc.	7,800	1,212,041
Power Corp. of Canada	5,200	172,244
Rogers Communication, Inc., Class B	8,900	320,121
Royal Bank of Canada	13,100	611,959
Sino-Forest Corp. (a)	13,700	213,552
Sun Life Financial, Inc.	3,389	158,447
Suncor Energy, Inc.	8,200	792,559
Talisman Energy, Inc.	25,600	454,163
Teck Cominco, Ltd., Class B	7,886	323,369
Thomson Corp.	3,600	121,070
TransAlta Corp.	1,800	55,993
TransCanada Corp.	4,244	163,525
Yamana Gold, Inc.	2,682	39,350
		12,460,847
Cayman Islands 0.5%
ACE, Ltd.	2,500	137,650
Agile Property Holdings, Ltd.	99,893	106,023
ASM Pacific Technology, Ltd.	1,000	7,260
Chaoda Modern Agriculture Holdings, Ltd.	50,625	57,663
China Infrastructure Machinery Holdings, Ltd.	77,000	58,597
China Mengniu Dairy Co., Ltd.	14,000	40,972
China Resources Land, Ltd.	50,000	87,287
Hopewell Highway Infrastructure, Ltd.	118,500	91,240
Hutchison Telecommunications International, Ltd. (a)	19,000	27,187
Li Ning Co., Ltd.	28,000	79,435
New World China Land, Ltd.	93,200	59,457
Noble Corp.	400	19,868
Prime Success International Group, Ltd.	95,800	51,619
Seagate Technology	2,600	54,444
Transocean, Inc. (a)	5,928	801,465
XL Capital, Ltd., Class A	1,500	44,325
		1,724,492
China 0.7%
Air China, Ltd., Class H	26,000	21,911

Aluminum Corp. of China, Ltd., Class H	26,000	41,916
Angang Steel Co., Ltd., Class H	12,000	27,254
Anhui Expressway Co., Ltd., Class H	127,932	92,697
Bank of Communications, Ltd., Class H	57,000	66,320
Beijing Capital International Airport Co., Ltd., Class H	16,000	14,592
China Communications Construction Co., Ltd. Class H	181,000	400,818
China Construction Bank, Class H	443,246	331,713
China COSCO Holdings Co., Ltd., Class H	18,750	45,453
China Life Insurance Co., Ltd., Class H	67,000	232,219
China Petroleum & Chemical Corp., Class H	166,000	142,733
China Shipping Container Lines Co., Ltd., Class H	71,350	27,305
China Shipping Development Co., Ltd., Class H	17,979	57,104
China Telecom Corp., Ltd., Class H	136,000	85,514
Datang International Power Generation Co., Ltd., Class H	42,000	22,311
Guangshen Railway Co., Ltd., Class H	20,000	10,442
Harbin Power Equipment Co., Ltd., Class H	46,000	82,752
Huaneng Power International, Inc., Class H	38,000	28,921
Jiangsu Expressway Co., Ltd., Class H	18,000	16,163
Jiangxi Copper Co., Ltd., Class H	14,000	26,367
Maanshan Iron & Steel Co., Ltd., Class H	18,000	9,380
PetroChina Co., Ltd., Class H	156,000	195,083
PICC Property & Casualty Co., Ltd., Class H	24,000	21,671
Ping An Insurance Co. of China, Ltd., Class H	11,500	81,070
Sinopec Shangai Petrochemical Co., Ltd., Class H	30,000	10,440
Yanzhou Coal Minining Co., Ltd., Class H	22,000	30,952
Zhejiang Expressway Co., Ltd., Class H	140,000	122,464
		2,245,565
Colombia 0.1%
Bancolombia, SA - ADR	5,500	195,030

Cyprus 0.0%
Prosafe SE	4,640	73,149

Denmark 0.3%
Danske Bank, A/S	7,027	259,678
DSV, A/S	2,000	43,819
GN Store Nord, A/S (GN Great Nordic) (a)	29,668	148,368

Novo-Nordisk, A/S, Ser B	5,648	386,465
Novozymes, A/S, Ser B	581	54,401
Vestas Wind Systems, A/S (a)	2,657	290,764
		1,183,495
Egypt 0.1%
Orascom Construction Industries	3,042	228,845
Orascom Hotels & Development (a)	6,178	98,738
		327,583
Finland 0.9%
Cargotec Corp.	734	36,075
Fortum Oyj	6,597	268,770
Kesko Oyj, Ser B	6,931	358,300
Kone Oyj, Class B	2,737	112,433
Metso Oyj	9,292	502,332
Neste Oil Oyj	2,949	103,173
Nokia Oyj	27,410	872,009
Outokumpu Oyj	4,356	198,377
Rautaruukki Oyj	507	24,501
Sampo Oyj, Class A	5,436	147,314
Stora Enso Oyj, Ser R	6,653	76,856
TietoEnator Oyj	4,204	103,839
UPM-Kymmene Oyj	5,849	103,863
Uponor Oyj	484	11,384
Wartsila Oyj	903	60,932
		2,980,158
France 2.7%
Accor, SA	1,899	138,662
Air Liquide	2,869	437,959
Alcatel-Lucent - ADR	14,791	85,196
Alcatel-Lucent, SA (a)	13,036	74,656
Alstom	4,116	894,110
Atos Origin	43	2,393
Axa	4,066	147,148
BNP Paribas, SA	4,710	475,969
Bouygues, SA	2,521	160,126
Cap Gemini, SA	1,516	86,491

Carrefour, SA	1,380	106,454
Casino Guichard	172	20,640
CNP Assurances	294	36,238
Compagnie de Saint-Gobain	2,271	185,576
Credit Agricole, SA	3,488	108,148
Dassault Systemes, SA	262	15,228
Essilor International, SA	4,074	266,454
France Telecom, SA	13,482	453,298
Hermes International	1,058	132,102
Imerys, SA	308	28,242
Lafarge, SA	1,263	219,921
Lagardere SCA	1,149	86,017
L’Oreal, SA	1,172	149,054
LVMH Moet-Hennessy Louis Vuitton, SA	4,811	536,332
Michelin (C.G.D.E.)	563	58,758
Neopost, SA	288	32,363
Peugeot, SA	626	48,619
PPR, SA	336	49,891
Publicis Groupe	745	28,493
Renault, SA	631	69,816
Safran, SA	630	12,897
Sanofi Aventis, SA	6,427	482,248
Schneider Electric, SA	1,607	207,895
Societe BIC, SA	411	25,359
Societe Generale	1,645	160,792
Societe Television Francaise	2,279	50,110
Sodexho Alliance, SA	1,107	68,143
Suez, SA	4,575	300,579
Technip, SA	981	75,920
Thales, SA	939	60,858
Thomson, SA	1,376	9,573
Total, SA, Class B	23,501	1,747,510
Valeo, SA	574	22,759
Vallourec, SA	1,002	243,647
Veolia Environnement	3,253	226,754

Vinci, SA	2,140	154,970
Vivendi Universal, SA	4,327	169,268
Zodiac, SA	135	6,632
		9,160,268
Germany 3.6%
Adidas-Salomon, AG	3,253	216,417
Allianz, AG	2,819	558,954
Altana, AG	771	16,270
BASF, AG	5,021	675,724
Bayer, AG	8,328	667,054
Beiersdorf, AG	2,152	181,005
Celesio, AG	1,700	84,109
Commerzbank, AG	4,748	148,591
Continental, AG	1,413	143,990
DaimlerChrysler, AG	8,813	752,881
Deutsche Bank, AG	839	94,923
Deutsche Boerse, AG	876	141,262
Deutsche Lufthansa, AG	2,467	66,762
Deutsche Post, AG	7,771	237,504
Deutsche Postbank, AG	415	39,653
Deutsche Telekom, AG	45,188	751,300
E.ON, AG	7,601	1,406,480
Fresenius Medical Care, AG & Co.	4,050	203,666
Heidelberger Druckmaschinen, AG	564	15,129
Hochtief, AG	683	62,505
Hypo Real Estate Holding, AG	1,804	46,943
Infineon Technologies, AG (a)	4,077	28,669
KarstadtQuelle, AG (a)	872	17,432
Linde, AG	2,244	317,201
MAN, AG	1,958	259,836
Merck	1,157	142,645
Metro, AG	5,698	460,043
Muenchener Rueckversicherungs	1,425	278,559
Puma, AG	132	50,784
RWE, AG	5,649	694,002

SAP, AG	29,431	1,462,222
Siemens, AG	10,070	1,092,827
Suedzucker, AG	5,210	115,518
ThyssenKrupp, AG	3,943	225,380
TUI, AG	2,527	64,784
Volkswagen, AG	1,692	490,432
		12,211,456
Greece 0.3%
Alpha Bank A.E.	5,368	178,730
EFG Eurobank Ergasias, SA	4,490	136,877
National Bank of Greece, SA	5,924	314,519
OPAP, SA	2,900	103,744
Piraeus Bank, SA	5,250	162,080
Titan Cement Co., SA	600	25,555
		921,505
Hong Kong 1.5%
Bank of East Asia, Ltd.	20,856	104,903
BOC Hong Kong Holdings, Ltd.	52,000	125,317
Cathay Pacific Airways, Ltd.	14,000	27,431
Cheung Kong Holdings, Ltd.	22,000	316,513
China Merchants Holdings International Co., Ltd.	13,449	64,493
China Mobile Hong Kong, Ltd.	48,500	725,518
China Overseas Land & Investment, Ltd.	116,000	213,597
China Overseas Land & Investment, Ltd. (warrants, expiring 08/27/08) (a)	12,000	4,513
China Resources Enterprise, Ltd.	40,000	129,519
China Resources Power Holdings Co., Ltd.	12,000	23,794
China Travel International Investment Hong Kong, Ltd.	284,000	114,434
Citic Pacific, Ltd.	12,000	50,447
CLP Holdings, Ltd.	25,400	209,733
CNOOC, Ltd.	125,000	183,484
Denway Motors, Ltd.	50,000	21,368
Guangdong Investment, Ltd.	650,000	322,965
Hang Lung Properties, Ltd.	77,500	276,979
Hang Seng Bank, Ltd.	9,700	176,499
Henderson Land Development Co., Ltd.	11,000	79,349

Hong Kong & China Gas Co., Ltd.	61,831	186,794
Hong Kong Electric Holdings, Ltd.	19,500	124,248
Hong Kong Exchanges & Clearing, Ltd.	14,500	251,314
Hopewell Holdings	9,000	34,377
Hutchison Whampoa, Ltd.	30,000	285,510
Hysan Development Co., Ltd.	9,101	25,352
Lenovo Group, Ltd.	36,000	23,091
Link (REIT)	23,968	53,196
MTR Corp., Ltd.	20,620	70,687
New World Development Co., Ltd.	33,797	81,768
Pacific Century CyberWorks, Ltd.	51,400	32,186
Shanghai Industrial Holdings, Ltd.	5,000	18,990
Sino Land Co., Ltd.	10,836	23,645
Sun Hung Kai Properties, Ltd.	29,000	453,356
Swire Pacific, Ltd., Class A	13,500	153,167
Television Broadcasts, Ltd.	4,000	21,947
Wharf Holdings, Ltd.	18,000	85,685
		5,096,169
Hungary 0.4%
Gedeon Richter Rt.	926	191,124
Magyar Olaj-es Gazipari Rt.	4,015	524,084
Magyar Telekom Rt.	27,175	133,485
OTP Bank Rt.	14,514	596,382
		1,445,075
India 1.6%
Asea Brown Boveri India, Ltd.	1,580	46,712
Associated Cement Co., Ltd.	551	11,354
Bajaj Auto, Ltd.	646	34,035
Bharat Forge, Ltd.	2,069	13,839
Bharat Heavy Electricals, Ltd.	11,848	611,637
Bharti Airtel, Ltd. (a)	20,500	424,025
Cipla, Ltd.	3,813	20,970
Dish TV India, Ltd. (a)	3,384	4,188
Dr. Reddy’s Laboratories, Ltd.	2,116	31,314
Gail India, Ltd.	5,396	57,297
GlaxoSmithKline Pharmaceuticals, Ltd.	339	8,851

Glenmark Pharmaceuticals, Ltd.	2,545	31,066
Grasim Industries, Ltd. (a)	742	48,797
HDFC Bank, Ltd.	6,429	212,768
Hero Honda Motors, Ltd.	1,707	29,578
Hindalco Industries, Ltd. (a)	11,314	46,872
Hindustan Unilever, Ltd.	17,009	97,740
Housing Development Finance Corp., Ltd.	3,749	223,509
ICICI Bank, Ltd.	13,021	251,657
ICICI Bank, Ltd. - ADR	1,900	72,561
I-Flex Solutions, Ltd. (a)	516	12,199
IND Hotels Rapp NCD (rights, expiring 02/21/08)	302	8
Indian Hotels Co., Ltd.	3,020	8,496
Infosys Technologies, Ltd.	8,156	293,799
ITC, Ltd.	22,983	118,631
IVRCL Infrastructures & Projects, Ltd.	25,500	260,037
Larsen & Toubro, Ltd.	3,415	259,558
Mahanagar Telephone Nigam, Ltd.	3,990	9,624
Mahindra & Mahindra, Ltd.	2,164	37,805
Maruti Udyog, Ltd.	1,469	30,325
Oil & Natural Gas Corp., Ltd.	5,023	122,987
Ranbaxy Laboratories, Ltd.	3,105	34,091
Reliance Communications, Ltd.	20,929	266,441
Reliance Energy, Ltd.	1,275	39,860
Reliance Industries, Ltd.	13,382	758,302
Satyam Computer Services, Ltd.	9,698	95,989
State Bank of India	249	10,635
Sun Pharma Advanced Research Co., Ltd. (a)	1,349	2,831
Sun Pharmaceuticals Industries, Ltd. (a)	985	30,339
Tata Consultancy Services, Ltd.	2,688	54,485
Tata Motors, Ltd.	3,997	62,128
Tata Steel, Ltd.	2,804	49,919
Unitech, Ltd.	78,431	541,599
UTI Bank, Ltd.	2,310	45,751
Wipro, Ltd.	4,187	45,312
Wire and Wireless India, Ltd. (a)	2,943	2,660

Zee Entertainment Enterprises, Ltd.	4,288	26,411
Zee News, Ltd. (a)	2,661	3,393
		5,502,385
Indonesia 1.6%
Aneka Tambang Tbk	192,500	70,668
Astra International Tbk	235,500	624,671
Bank Central Asia Tbk	2,189,000	777,584
Bank Danamon Indonesia Tbk	113,000	85,279
Bank Mandiri	722,500	249,106
Bank Rakyat Indonesia	548,000	377,569
Bumi Resources Tbk	1,805,000	1,228,486
Gudang Garam Tbk	38,500	32,006
Indocement Tunggal Prakarsa Tbk	133,000	102,416
Indofood Sukses Makmur Tbk	322,500	82,092
Indosat Tbk	151,500	117,022
International Nickel Indonesia Tbk	140,000	107,120
Kalbe Farma Tbk	338,000	36,147
Perusahaan Gas Negara	118,500	183,294
Semen Gresik (Persero) Tbk	85,000	46,489
Telekomunikasi Indonesia, Ser B	646,000	682,145
Unilever Indonesia Tbk	94,000	70,782
United Tractors Tbk	550,000	754,611
		5,627,487
Ireland 0.0%
Experian Group Ltd.	2,806	20,434

Japan 7.8%
77th Bank, Ltd.	5,000	28,260
Acom Co., Ltd.	353	9,386
Advantest Corp.	2,500	66,135
Aeon Co., Ltd.	4,606	55,695
Aeon Credit Service Co., Ltd.	500	6,718
Aiful Corp.	350	5,634
Ajinomoto Co., Inc.	6,800	69,595
Alps Electric Co., Ltd.	2,472	24,436
Amada Co., Ltd.	3,527	27,195

Asahi Breweries, Ltd.	2,900	59,997
Asahi Glass Co., Ltd.	14,600	161,915
Asahi Kasei Corp.	13,900	73,446
Asatsu-DK, Inc.	750	26,757
Astellas Pharma, Inc.	4,805	186,475
Bank of Kyoto, Ltd.	5,000	61,510
Bank of Yokohama, Ltd.	25,000	172,782
Benesse Corp.	704	33,454
Bridgestone Corp.	9,964	170,251
Canon, Inc.	10,204	472,857
Casio Computer Co., Ltd.	4,600	68,260
Central Glass Co.	2,000	7,916
Central Japan Railway Co.	16	166,608
Chiba Bank, Ltd.	11,000	74,964
Chiyoda Corp.	4,000	36,919
Chubu Electric Power Co., Inc.	5,252	131,880
Chugai Pharmaceutical Co., Ltd.	3,358	38,018
Citizen Watch Co., Ltd.	4,700	40,134
Coca-Cola West Japan Co., Ltd.	500	12,109
COMSYS Holdings Corp.	3,000	26,270
Credit Saison Co., Ltd.	852	23,826
CSK Corp.	900	21,050
Dai Nippon Printing Co., Ltd.	5,300	84,506
Daicel Chemical Industries, Ltd.	2,000	10,389
Daiichi Sankyo Co., Ltd.	6,600	195,295
Daikin Industries, Ltd.	2,000	87,711
Dainippon Ink & Chemicals	10,000	31,214
DAITO Trust Construction Co., Ltd.	2,003	103,596
Daiwa House Industry Co., Ltd.	8,800	88,156
Daiwa Securities Group, Inc.	17,500	152,345
Denki Kagaku Kogyo KK	6,031	19,233
Denso Corp.	7,000	226,901
Dowa Mining Co., Ltd.	6,000	36,249
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	38	316,349

Ebara Corp.	5,800	17,935
Eisai Co., Ltd.	2,350	80,297
FamilyMart Co., Ltd.	1,003	36,193
Fanuc, Ltd.	2,100	203,248
Fast Retailing Co., Ltd.	1,050	94,023
Fuji Electric Holdings Co., Ltd.	6,000	24,444
Fuji Photo Film Co., Ltd.	4,766	169,322
Fuji Soft ABC, Inc.	700	13,215
Fuji Television Network, Inc.	10	14,872
Fujikura, Ltd.	3,000	13,769
Fujitsu, Ltd.	17,600	115,571
Fukuoka Financial Group, Inc.	10,000	52,789
Furukawa Electric Co., Ltd.	7,800	25,643
Hankyu Department Stores	2,000	13,503
Hino Motors, Ltd.	2,000	13,396
Hirose Electric Co., Ltd.	355	39,996
Hitachi Construction Machinery	900	23,107
Hitachi, Ltd.	32,500	193,314
Hokkaido Electric Power Co., Inc.	1,700	39,730
Hokuhoku Financial Group, Inc.	20,000	60,330
Honda Motor Co., Ltd.	18,212	521,965
Hoya Corp.	4,000	94,814
Ibiden Co., Ltd.	1,300	51,399
Inpex Corp.	8	89,807
Isetan Co., Ltd.	3,403	39,533
Ishikawajima-Harima Heavy Industries Co., Ltd.	15,040	29,183
Ito En, Ltd.	700	12,493
Itochu Corp.	16,026	159,000
Itochu Techno-Science Corp.	700	21,202
J Front Retailing Co., Ltd.	6,000	38,433
Japan Airlines System Corp. (a)	14,000	36,580
Japan Real Estate Investment Corp. (REIT)	10	116,619
Japan Retail Fund Investment Corp. (REIT)	13	82,223
Japan Tobacco, Inc.	42	210,585
JFE Holdings, Inc.	3,700	166,744

JGC Corp.	3,546	55,095
Joyo Bank, Ltd.	23,000	116,750
JSR Corp.	2,504	56,902
Kajima Corp.	16,600	47,678
Kaneka Corp.	4,000	25,088
Kansai Electric Power Co., Inc.	7,300	182,293
Kao Corp.	5,745	162,925
Kawasaki Heavy Industries, Ltd.	15,000	34,040
Kawasaki Kisen Kaisha, Ltd.	2,000	19,807
Keihin Electric Express Railway Co., Ltd.	6,000	40,841
Keio Electric Railway Co., Ltd.	3,500	19,640
Keyence Corp.	347	80,901
Kikkoman	2,500	31,098
Kinki Nippon Railway Co., Ltd.	18,628	66,752
Kirin Brewery Co., Ltd.	4,626	88,053
Kobe Steel, Ltd.	23,000	66,724
Kokuyo Co., Ltd.	900	7,742
Komatsu, Ltd.	11,600	328,968
Konami Co., Ltd.	1,550	58,959
Konica Corp.	4,755	65,566
Koyo Seiko Co., Ltd.	1,000	16,384
Kubota Corp.	16,930	106,725
Kuraray Co., Ltd.	5,265	63,655
Kurita Water Industries, Ltd.	6,200	231,899
Kyocera Corp.	1,700	142,971
Kyowa Hakko Kogyo Co., Ltd.	5,020	48,000
Kyushu Electric Power	3,452	84,690
Lawson, Inc.	903	39,986
Leopalace21 Corp.	2,900	47,104
Mabuchi Motor Co., Ltd.	356	17,309
Marubeni Corp.	45,229	336,134
Marui Co., Ltd.	6,503	69,956
Matsui Securities Co., Ltd.	2,200	12,629
Matsushita Electric Industrial Co., Ltd.	21,900	475,848
Matsushita Electric Works	3,500	36,561

Meiji Dairies Corp.	4,000	24,338
Meiji Seika Kaisha, Ltd.	7,000	35,862
Meitec Corp.	700	21,240
Millea Holdings, Inc.	8,604	318,356
Minebea Co., Ltd.	6,000	35,447
Mitsubishi Chemical Holdings, Corp.	16,500	109,376
Mitsubishi Corp.	13,231	407,720
Mitsubishi Electric Corp.	21,928	193,249
Mitsubishi Estate Co., Ltd.	19,500	474,885
Mitsubishi Heavy Industries, Ltd.	38,526	167,659
Mitsubishi Logistics Corp.	2,000	25,999
Mitsubishi Material Corp.	21,000	92,666
Mitsubishi Rayon Co., Ltd.	7,023	22,528
Mitsubishi Tokyo Financial Group, Inc.	116,951	1,017,942
Mitsui & Co., Ltd.	15,731	325,680
Mitsui & Co., Ltd.	2,500	30,845
Mitsui Chemicals, Inc.	7,000	46,534
Mitsui Fudosan Co., Ltd.	13,500	274,724
Mitsui Mining & Smelting Co., Ltd.	16,024	50,803
Mitsui Sumitomo Insurance Co., Ltd.	10,500	105,126
Mitsui Trust Holdings, Inc.	11,536	69,976
Mitsukoshi, Ltd.	8,529	33,284
Mizuho Financial Group, Inc.	122	449,635
Murata Manufacturing Co., Inc.	2,000	100,799
Namco Bandai Holdings, Inc.	400	5,485
NEC Corp.	19,600	75,083
NEC Electronics Corp. (a)	800	15,538
NGK Insulators, Ltd.	5,320	96,096
NGK Spark Plug Co., Ltd.	2,530	32,985
Nidec Corp.	1,002	62,600
Nikon Corp.	3,500	93,632
Nintendo Co., Ltd.	703	364,180
Nippon Building Fund, Inc. (REIT)	11	140,457
Nippon Electric Glass Co., Ltd.	4,500	70,541
Nippon Express Co., Ltd.	9,500	54,728

Nippon Meat Packers, Inc.	2,300	34,234
Nippon Mining Holdings, Inc.	7,500	39,944
Nippon Oil Corp.	16,100	101,673
Nippon Sheet Glass Co., Ltd.	6,000	27,086
Nippon Steel Corp.	47,030	241,933
Nippon Telegraph & Telephone Corp.	29	126,151
Nippon Unipac Holding	17	40,757
Nippon Yusen Kabushiki Kaisha	13,429	126,590
Nishi-Nippon City Bank, Ltd.	23,000	61,317
Nissan Motor Co., Ltd.	26,104	216,638
Nisshin Seifun Group, Inc.	3,000	32,385
Nisshin Steel Co., Ltd.	3,000	10,552
Nisshinbo Industries, Inc.	1,572	14,796
Nissin Food Products Co., Ltd.	1,500	50,631
Nitto Denko Corp.	2,053	88,076
Nomura Holdings, Inc.	25,932	390,118
Nomura Research, Inc.	1,767	46,789
NSK, Ltd.	8,532	64,897
NTN Corp.	6,035	41,611
NTT Data Corp.	17	74,580
NTT Docomo, Inc.	43	65,296
Obayashi Corp.	12,029	51,104
Obic Co., Ltd.	120	21,346
OJI Paper Co., Ltd.	16,600	75,486
Oki Electric Industry Co., Ltd. (a)	12,000	23,188
Okumura Corp.	6,000	30,813
Olympus Optical Co., Ltd.	2,400	72,963
Omron Corp.	2,604	54,037
Onward Kashiyama Co., Ltd.	2,546	26,180
Oracle Corp. Japan	700	32,479
Oriental Land Co., Ltd.	803	47,148
Osaka Gas Co.	20,218	81,204
Pioneer Electronic Corp.	2,400	23,913
Promise Co., Ltd.	490	14,225
Resona Holdings, Inc.	68	115,401

Ricoh Co., Ltd.	6,955	116,264
Rohm Co., Ltd.	1,603	99,534
Sanken Electric Co., Ltd.	2,000	11,783
Sanyo Electric Co., Ltd. (a)	26,400	55,727
Sapporo Holdings, Ltd.	2,000	16,527
SBI E*TRADE SECURITIES Co., Ltd.	34	29,695
Secom Co., Ltd.	1,143	56,166
Seiko Epson Corp.	1,667	44,981
Sekisui Chemical Co., Ltd.	7,524	46,037
Sekisui House, Ltd.	9,824	91,236
Seven & I Holdings Co., Ltd.	6,900	175,396
Sharp Corp.	8,600	146,645
Shimachu Co., Ltd.	1,000	30,081
Shimamura Co., Ltd.	450	38,647
Shimano, Inc.	1,300	60,521
Shimizu Corp.	10,300	48,058
Shin-Etsu Chemical Co., Ltd.	3,901	202,434
Shinko Securities	10,000	29,227
Shinsei Bank, Ltd.	18,000	59,617
Shionogi & Co., Ltd.	4,136	70,737
Shiseido Co., Ltd.	4,000	105,843
Shizuoka Bank, Ltd.	15,000	179,166
Showa Denko K.K.	7,000	23,657
Showa Shell Sekiyu K.K.	3,050	31,102
SMC Corp.	703	74,384
Softbank Corp.	9,750	179,788
Sompo Japan Insurance, Inc.	8,500	76,133
Sony Corp.	7,397	295,894
Stanley Electric Co., Ltd.	1,850	45,588
Sumitomo Chemical Co., Ltd.	15,700	100,840
Sumitomo Corp.	9,500	127,620
Sumitomo Electric Industries, Ltd.	7,000	88,815
Sumitomo Heavy Industries, Ltd.	5,000	32,954
Sumitomo Metal Industries, Ltd.	28,000	107,734
Sumitomo Metal Mining Co.	10,000	187,444

Sumitomo Mitsui Financial Group, Inc.	78	515,010
Sumitomo Osaka Cement Co., Ltd.	1,000	2,356
Sumitomo Realty & Development Co., Ltd.	6,000	108,266
Sumitomo Trust & Banking Co., Ltd.	25,025	172,745
Taiheiyo Cement Corp.	6,000	14,697
Taisei Corp.	18,000	46,401
Taisho Pharmaceutical Co.	1,616	32,086
Taiyo Yuden Co., Ltd.	2,000	19,778
Takara Holdings, Inc.	1,500	10,410
Takashimaya Co., Ltd.	5,040	57,158
Takeda Pharmaceutical Co., Ltd.	8,155	412,377
Takefuji Corp.	586	12,583
T&D Holdings, Inc.	2,700	141,878
TDK Corp.	1,303	77,438
Teijin, Ltd.	13,629	58,134
Terumo Corp.	2,150	112,480
THK Co., Ltd.	500	8,651
TIS, Inc.	752	15,239
Tobu Railway Co., Ltd.	13,300	71,451
Toho Co., Ltd.	1,550	36,434
Tohoku Electric Power Co., Ltd.	4,350	106,479
Tokyo Broadcasting System, Inc.	1,200	28,719
Tokyo Electric Power Co., Inc.	10,950	294,555
Tokyo Electron, Ltd.	2,550	157,773
Tokyo Gas Co., Ltd.	22,721	92,066
Tokyo Tatemono Co., Ltd.	6,000	39,600
Tokyu Corp.	9,800	50,001
TonenGeneral Sekiyu K.K.	4,500	38,559
Toppan Printing Co., Ltd.	6,300	73,239
Toray Industries, Inc.	14,000	92,309
Toshiba Corp.	44,042	295,415
Tosoh Corp.	7,500	25,941
Tostem Inax Holding Corp.	2,861	43,434
Toto, Ltd.	6,800	65,057
Toyo Seikan Kaisha, Ltd.	2,917	56,049

Toyoda Gosei Co., Ltd.	500	19,107
Toyota Industries Corp.	1,454	52,483
Toyota Motor Corp.	28,453	1,433,943
Trend Micro, Inc.	1,188	47,263
Uni-Charm Corp.	600	44,125
UNY Co., Ltd.	2,556	24,510
Ushio, Inc.	1,000	19,047
USS Co., Ltd.	705	49,097
Wacoal Corp.	2,000	29,743
West Japan Railway Co.	8	35,196
Yahoo! Japan Corp.	202	106,284
Yakult Honsha Co., Ltd.	1,829	56,994
Yamada Denki Co., Ltd.	1,320	114,356
Yamaha Corp.	2,104	40,727
Yamaha Motor Corp., Ltd.	1,100	20,338
Yamato Transport Co., Ltd.	5,518	81,463
Yamazaki Baking Co., Ltd.	2,500	23,726
Yokogawa Electric Corp.	3,046	30,989
		26,625,319
Luxembourg 0.2%
Acergy, SA	3,500	74,848
ArcelorMittal	7,151	585,668
		660,516
Malaysia 0.6%
AMMB Holdings Bhd	52,000	56,307
Berjaya Sports Toto Bhd	30,900	49,866
British American Tobacco Malaysia Bhd	3,800	50,577
Bumiputra-Commerce Holdings Bhd	58,000	181,237
Bursa Malaysia Bhd	10,600	30,144
Gamuda Bhd	67,400	69,826
Genting Bhd	50,000	102,801
Genting International PLC Bhd (rights, expiring 04/11/08) (a)	6,850	1,106
Hong Leong Bank Bhd	22,600	41,108
IJM Corp. Bhd	151,800	290,168
IOI Corp. Bhd	160,050	356,971
Kuala Lumpur Kepong Bhd	28,700	145,822

Malayan Banking Bhd	63,750	169,137
MISC Bhd	30,000	86,522
Petronas Gas Bhd	16,000	50,269
PLUS Expressways Bhd	43,900	44,040
Public Bank Bhd	27,600	94,279
Resorts World Bhd	68,500	73,924
Telekom Malaysia Bhd	26,300	87,444
Tenaga Nasional Bhd	31,000	71,483
YTL Corp. Bhd	21,400	49,828
		2,102,859
Mexico 0.2%
Corporacion GEO, SA de CV, Ser B (a)	31,300	99,964
Desarrolladora Homex, SA de CV - ADR (a)	2,900	168,345
Grupo Financiero Banorte, SA de CV	79,700	346,650
Urbi, Desarrollos Urbanos, SA de CV (a)	15,900	51,960
Wal-Mart de Mexico, SA de CV, Ser V	48,700	205,915
		872,834
Morocco 0.5%
Attijariwafa Bank	500	233,645
Banque Marocaine du Commerce Exterieur	800	349,643
HOLCIM	300	112,768
Maroc Telecom	25,700	699,368
ONA, SA	700	183,562
Samir	700	74,079
Societe des Brasseries du Maroc	100	26,663
		1,679,728
Netherlands 0.5%
Aegon, NV	4,210	62,022
Akzo Nobel, NV	2,110	169,434
ASML Holding, NV	4,541	111,669
DSM, NV	1,194	57,637
European Aeronautic Defence and Space Co.	2,070	49,138
Fugro, NV CVA	1,003	77,879
Heineken, NV	5,080	295,207
ING Groep, NV CVA	1,450	54,211
James Hardie Industries, NV	6,812	39,052

Oce, NV	271	4,612
QIAGEN, NV (a)	1,482	30,669
Reed Elsevier, NV	1,629	31,079
Royal KPN, NV	6,586	111,508
Royal Numico, NV	6	521
Royal Philips Electronics, NV	2,971	113,748
SBM Offshore, NV	2,549	82,202
STMicroelectronics, NV	7,248	77,106
TNT, NV	1,988	73,898
Unilever, NV CVA	4,243	142,576
Vedior, NV CVA	572	16,660
Wolters Kluwer, NV CVA	1,041	27,582
		1,628,410
Netherlands Antilles 0.5%
Schlumberger Ltd.	19,400	1,687,800

Norway 1.0%
Aker Solutions, ASA	2,960	67,729
DnB Holding, ASA	3,234	49,290
Norsk Hydro, ASA	16,705	244,498
Ocean Rig, ASA (a)	10,827	83,105
Renewable Energy Corp., ASA (a)	4,800	134,884
Statoil, ASA	64,753	1,947,070
Tandberg, ASA	3,117	46,843
Telenor, ASA	12,700	244,077
Tomra Systems, ASA	599	4,532
Yara International, ASA	13,623	791,768
		3,613,796
Panama 0.0%
Carnival Corp.	400	16,192

Philippines 0.7%
Ayala Corp.	20,370	193,199
Ayala Land, Inc.	1,889,140	487,780
Banco de Oro Universal Bank	116,703	145,694
Bank of the Philippine Islands	166,060	211,306
Globe Telecom, Inc.	3,830	138,913

Manila Electric Co.	72,300	138,803
Megaworld Corp.	1,324,000	78,385
Metropolitan Bank & Trust Co.	52,600	51,020
Philippine Long Distance Telephone Co.	7,060	471,776
PNOC Energy Development Corp.	831,500	117,568
SM Investments Corp.	21,156	142,743
SM Prime Holdings, Inc.	579,171	117,916
		2,295,103
Poland 0.6%
Agora, SA	1,803	34,443
Bank Pekao, SA	7,880	699,373
Bank Przemyslowo-Handlowy BPH	459	18,624
Bank Zachodni WBK, SA	1,241	103,117
Grupa Kety, SA	325	17,521
KGHM Polska Miedz, SA	5,581	256,826
Polski Koncern Naftowy Orlen, SA (a)	14,417	257,248
Powszechna Kasa Oszczednosci Bank Polski, SA	18,599	377,393
Prokom Software, SA	618	35,450
Telekomunikacja Polska, SA	34,372	341,551
		2,141,546
Portugal 0.1%
Banco Comercial Portugues, SA	8,318	27,048
Brisa-Auto Estradas de Portugal, SA	4,407	62,959
Portugal Telecom, SGPS, SA	11,713	136,164
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	6,084	72,125
		298,296
Republic of Korea (South Korea) 1.0%
Daelim Industrial Co., Ltd.	320	40,994
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,590	60,789
Doosan Heavy Industries & Construction Co., Ltd.	980	131,531
Doosan Infracore Co., Ltd.	310	10,339
GS Engineering & Construction Corp.	140	20,561
Hana Financial Group, Inc.	1,528	62,829
Hyundai Engineering & Construction Co., Ltd.	200	17,410
Hyundai Heavy Industries Co., Ltd.	780	292,643

Hyundai Mipo Dockyard Co., Ltd.	50	11,270
Hyundai Mobis	1,060	82,721
Hyundai Motor Co.	2,300	183,512
Kia Motors Corp. (a)	4,160	47,949
Kookmin Bank	3,860	216,814
Korea Electric Power Corp.	3,860	116,801
Korean Air Lines Co., Ltd.	180	9,757
KT Corp.	2,400	113,942
KT&G Corp.	1,800	141,102
LG Chem, Ltd.	220	16,471
LG Electronics, Inc.	1,380	177,354
LG Philips LCD Co., Ltd.	300	13,422
NHN Corp. (a)	122	28,536
POSCO	994	475,812
Samsung Corp.	3,560	250,082
Samsung Electronics Co., Ltd.	299	189,992
Samsung Engineering Co., Ltd.	110	10,229
Samsung Fire & Marine Insurance Co., Ltd.	510	105,439
Samsung SDI Co., Ltd. (a)	400	31,505
Samsung Securities Co., Ltd.	610	44,959
Shinhan Financial Group Co., Ltd.	3,590	189,691
Shinsegae Co., Ltd.	316	199,342
SK Corp.	329	47,276
SK Energy Co., Ltd.	650	67,116
SK Telecom Co., Ltd.	500	94,261
S-Oil Corp.	740	47,202
		3,549,653
Russia 1.0%
Gazprom - ADR	9,333	476,355
Gazprom - ADR	999	50,989
LUKOIL - ADR	3,489	299,647
Mining & Mettallurgical Co. Norilsk Nickel - ADR	12,240	344,800
Mobile TeleSystems - ADR	6,900	523,365
Novolipetsk Steel - GDR	3,900	167,684
OAO Unified Energy Systems - GDR (a)	747	77,489

Polyus Gold Co. - ADR	1,100	58,850
Rostelecom - ADR	1,200	86,400
Sberbank - GDR (a)	389	127,719
Severstal - GDR	7,700	174,167
Surgutneftegaz - ADR	2,700	131,760
Surgutneftegaz - ADR	1,500	71,571
Tatneft - GDR	1,779	231,469
Vimpel-Communications - ADR	18,000	538,020
Wimm-Bill-Dann Foods - ADR	1,700	174,216
		3,534,501
Singapore 0.5%
Ascendas (REIT)	10,000	17,439
CapitaLand, Ltd.	14,000	65,304
CapitaMall Trust (REIT)	8,800	22,301
City Developments, Ltd.	6,968	55,961
ComfortDelGro Corp., Ltd.	23,622	31,425
Cosco Corp., Ltd.	10,000	27,101
DBS Group Holdings, Ltd.	14,574	191,693
Flextronics International, Ltd. (a)	11,300	106,107
Fraser & Neave, Ltd.	11,000	39,017
Hyflux, Ltd.	33,000	72,726
Jardine Cycle & Carriage, Ltd.	2,018	28,871
Keppel Corp., Ltd.	14,000	101,439
Keppel Land, Ltd.	5,000	20,331
K-REIT Asia (REIT)	2,000	2,235
Neptune Orient Lines, Ltd.	7,000	16,672
Olam International, Ltd.	38,000	59,964
Oversea-Chinese Bank Corp., Ltd.	27,404	162,121
Parkway Holdings, Ltd.	9,000	21,077
Raffles Education Corp., Ltd.	18,120	13,637
SembCorp Industries, Ltd.	11,728	34,768
SembCorp Marine, Ltd.	11,400	31,893
Singapore Airlines, Ltd.	6,200	70,531
Singapore Exchange, Ltd.	10,796	59,476
Singapore Land, Ltd.	2,000	9,944

Singapore Post, Ltd.	18,000	15,089
Singapore Press Holdings, Ltd.	20,250	67,934
Singapore Technology Engineering, Ltd.	17,367	42,719
Singapore Telecomm	83,520	239,365
United Overseas Bank, Ltd.	14,960	209,273
United Overseas Land, Ltd.	7,156	20,239
Venture Corp., Ltd.	3,444	26,579
Verigy, Ltd. (a)	161	3,033
		1,886,264
South Africa 0.5%
Anglo Platinum, Ltd.	900	132,122
AngloGold Ashanti, Ltd.	1,800	60,899
AVI, Ltd.	4,000	7,815
Barloworld, Ltd.	2,100	27,952
Bidvest Group, Ltd. (a)	2,500	34,538
Discovery Holdings, Ltd.	1,982	5,956
FirstRand, Ltd.	35,300	69,682
Freeworld Coatings, Ltd. (a)	2,100	2,279
Gold Fields, Ltd.	4,400	61,429
Harmony Gold Mining Co., Ltd. (a)	4,100	48,872
Impala Platinum Holdings, Ltd.	7,200	276,875
Imperial Holdings, Ltd. (a)	1,700	16,684
JD Group, Ltd.	1,600	7,205
Massmart Holdings, Ltd.	2,300	18,951
Mittal Steel South Africa, Ltd.	2,600	63,177
Mondi, Ltd.	1,226	10,440
MTN Group, Ltd.	11,500	174,512
Nampak, Ltd. (a)	8,800	17,812
Naspers, Ltd.	2,700	46,961
Nedbank Group, Ltd.	2,700	38,905
Pretoria Portland Cement Co., Ltd.	3,896	19,246
Sanlam, Ltd.	20,400	47,979
Sappi, Ltd.	2,900	32,954
Sasol, Ltd.	7,300	351,697
Standard Bank Group, Ltd.	13,956	151,519

Steinhoff International Holdings, Ltd. (a)	8,000	17,909
Telkom South Africa, Ltd.	2,100	34,118
Tiger Brands, Ltd.	2,200	36,226
Truworths International, Ltd.	4,100	12,903
Woolworths Holdings, Ltd.	7,600	11,351
		1,838,968
Spain 0.8%
Banco Bilbao Vizcaya Argentaria, SA - ADR	338	7,433
Banco Bilbao Vizcaya Argentaria, SA	14,624	322,072
Banco Popular Espanol, SA	2,538	46,079
Banco Santander, SA	28,230	562,449
Gamesa Corporacion Tecnologica, SA	4,382	199,933
Iberdrola, SA	6,756	104,740
Telefonica, SA	54,508	1,566,191
		2,808,897
Sweden 1.7%
Alfa Laval AB	300	18,263
Assa Abloy AB, Ser B	5,273	95,833
Atlas Copco AB, Ser A	60,304	1,032,004
Atlas Copco AB, Ser B	7,678	120,718
Electrolux AB, Ser B	2,900	47,678
Eniro AB	2,388	17,359
Ericsson, Ser B	314,803	618,650
Getinge AB, Ser B	14,504	376,208
Hennes & Mauritz AB, Ser B	4,300	264,545
Holmen AB, Ser B	700	24,206
Husqvarna AB, Ser B	2,900	34,964
Lundin Petroleum AB (a)	7,330	99,765
Modern Times Group AB, Ser B	1,245	86,848
Nordea Bank AB	28,392	460,832
Sandvik AB	56,700	987,087
Scania AB Ser B	6,500	136,511
Securitas AB Ser B	3,800	50,267
Securitas Systems AB, Ser B	3,800	11,077
Skandinaviska Enskilda Banken AB, Ser A	4,910	128,739
Skanska AB, Ser B	6,145	123,250

SKF AB Ser B	4,440	89,442
Ssab Svenskt Stal AB, Ser A	3,000	84,505
Svenska Cellulosa AB, Ser B	6,420	116,942
Svenska Handelsbanken, Ser A	7,997	233,148
Tele2 AB, Ser B	2,530	47,843
Teliasonera, AB	26,512	212,995
Volvo AB, Ser A	8,275	123,486
Volvo AB, Ser B	17,190	260,873
		5,904,038
Switzerland 2.6%
ABB, Ltd. (a)	28,642	771,301
ABB, Ltd. - ADR	16,400	441,488
Ciba Specialty Chemicals, AG	500	18,232
Compagnie Financiere Richemont, SA, Class A	19,638	1,102,807
Credit Suisse Group	2,218	112,872
Geberit, AG	347	51,705
Givaudan, SA	50	49,461
Holcim, Ltd.	1,410	148,062
Kudelski, SA	360	5,284
Logitech International, SA (a)	2,316	58,614
Lonza Group, AG	270	35,836
Nestle, SA	3,788	1,893,668
Nobel Biocare Holding, AG	1,516	352,890
Novartis, AG	16,601	851,284
OC Oerlikon Corp., AG (a)	68	23,927
Roche Holding, AG	4,987	938,994
Schindler Holding, AG	924	69,248
Straumann, AG	725	207,022
Swatch Group, AG	460	23,619
Swatch Group, AG, Class B	2,596	693,875
Swiss RE	423	36,984
Swisscom, AG	219	75,065
Syngenta, AG	2,427	710,842
UBS, AG	3,536	102,919
Zurich Financial Services, AG	298	93,933
		8,869,932

Thailand 0.1%
Banpu Public Co., Ltd.	19,400	263,719

Turkey 0.5%
Akbank, TAS	59,413	249,354
Aksigorta, AS	3,653	13,311
Anadolu Efes Biracilik ve Malt Sanayii, AS	13,337	118,982
Arcelik, AS	4,775	18,967
Dogan Sirketler Grubu Holding, AS (a)	21,845	21,948
Dogan Yayin Holding, AS (a)	9,623	16,434
Eregli Demir ve Celik Fabrikalari, TAS	15,066	105,615
Ford Otomotiv Sanayi, AS	6,083	47,425
Haci Omer Sabanci Holding, AS	19,023	59,309
Hurriyet Gazetecilik ve Matbaacilik, AS (a)	5,524	8,440
Is Gayrimenkul Yatirim Ortakligi, AS (REIT)	775	593
Koc Holding, AS (a)	14,119	39,379
Migros Turk, TAS	4,016	58,966
Trakya Cam Sanayii, AS	20,911	26,336
Tupras-Turkiye Petrol Rafinerileri, AS	5,111	113,037
Turk Hava Yollari Anonim Ortakligi (a)	2,041	9,554
Turk Sise ve Cam Fabrikalari, AS	16,582	20,513
Turkcell Iletisim Hizmetleri, AS	21,788	184,095
Turkiye Garanti Bankasi, AS	38,447	172,886
Turkiye Is Bankasi, Ser C	71,611	265,126
Turkiye Vakiflar Bankasi TAO, Class D	16,744	30,507
Yapi ve Kredi Bankasi, AS (a)	25,861	50,026
		1,630,803
United Kingdom 5.0%
3i Group PLC	1,725	28,411
Amec PLC	1,974	28,340
Anglo American PLC	9,440	567,145
ARM Holdings PLC	14,280	24,934
Arriva PLC	656	8,930
AstraZeneca Group PLC	10,662	398,606
Aviva PLC	13,256	162,426
BAE Systems PLC	24,392	234,872

Balfour Beatty PLC	4,155	38,833
Barclays PLC	26,313	238,232
Barratt Developments PLC	989	8,114
BBA Group PLC	2,643	7,893
Berkeley Group Holdings PLC (a)	616	13,617
BG Group PLC	24,396	564,958
Biffa PLC	2,926	20,252
Billiton PLC	17,275	512,412
BP PLC	127,294	1,288,895
British Airways PLC (a)	4,367	20,276
British American Tobacco PLC	14,186	532,338
British Sky Broadcasting Group PLC	10,245	113,535
BT Group PLC	70,606	304,379
Bunzl PLC	2,873	40,450
Burberry Group PLC	13,808	123,434
Cadbury Schweppes PLC	11,575	127,135
Capita Group PLC	1,092	14,703
Carnival PLC	1,267	50,773
Centrica PLC	18,329	108,480
Close Brothers Group PLC	976	11,934
Cobham PLC	7,765	30,817
Compass Group PLC	15,355	98,188
CSR PLC (a)	1,370	8,862
Daily Mail & General Trust	2,027	17,386
Diageo PLC	17,990	362,692
Dixons Group PLC	6,592	8,306
Electrocomponents PLC	3,621	13,059
Enterprise Inns PLC	5,554	44,189
FirstGroup PLC	2,304	25,776
Friends Provident PLC	8,661	21,204
Galiform PLC	3,953	6,219
GKN PLC	2,721	16,427
GlaxoSmithKline PLC	37,555	795,835
Group 4 Securicor PLC	1,945	8,790
Hays PLC	2,718	6,162

HBOS PLC	15,667	174,069
Home Retail Group	2,806	14,546
HSBC Holdings PLC	48,860	804,720
ICAP PLC	379	4,278
IMI PLC	2,883	26,121
Imperial Tobacco Group PLC	7,360	338,573
Intercontinental Hotels Group PLC	2,699	40,785
International Power PLC	2,513	19,847
Invensys PLC (a)	1,907	8,519
Johnson Matthey PLC	6,561	261,040
Kesa Electricals PLC	1,287	5,254
Kingfisher PLC	4,354	11,402
Ladbrokes PLC	4,205	25,971
Legal & General Group PLC	34,514	86,567
Lloyds TSB Group PLC	26,280	235,771
LogicaCMG PLC	7,283	15,283
London Stock Exchange PLC	167	4,003
Man Group PLC	4,298	47,288
Marks & Spencer Group PLC	5,708	43,858
Meggitt PLC	3,472	18,999
Misys PLC	2,670	7,337
Mondi PLC	3,063	25,405
National Express Group PLC	611	12,184
National Grid PLC	19,127	262,467
Next PLC	898	20,296
Pearson PLC	4,717	63,737
Persimmon PLC	1,019	15,468
Prudential Corp., PLC	10,250	135,347
Punch Taverns PLC	1,987	21,236
Reckitt Benckiser Group PLC	8,067	446,790
Reed Elsevier PLC	6,437	82,033
Rentokil Initial PLC	3,088	5,962
Resolution PLC	339	4,605
Reuters Group PLC	8,735	100,534
Rexam PLC	3,287	27,818

Rio Tinto Corp., PLC	7,515	780,260
Rolls-Royce Group PLC (a) (entitlement, expiring 07/08)	1,283,520	2,547
Rolls-Royce Group PLC (a)	14,325	114,554
Royal Bank of Scotland Group PLC	41,230	275,869
Royal Dutch Shell PLC, Class A	27,204	938,552
Royal Dutch Shell PLC, Class B	19,015	640,048
SABMiller PLC	5,995	131,328
Sage Group PLC	9,594	35,810
Sainsbury(J) PLC	8,103	55,151
Schroders PLC	958	17,831
Scottish & Southern Energy PLC	6,124	170,682
Serco Group PLC	791	7,122
Severn Trent PLC	1,950	54,910
Signet Group PLC	5,791	7,096
Smith & Nephew PLC	31,620	418,205
Smiths Group PLC	2,865	53,442
Stagecoach Group PLC	1,277	6,132
Tanjong PLC	8,600	45,240
Tate & Lyle PLC	3,753	40,215
Taylor Woodrow PLC	4,667	17,363
Tesco PLC	39,795	300,593
Tomkins PLC	5,994	21,260
Unilever PLC	7,356	248,182
United Business Media PLC	1,638	17,519
United Utilities PLC	1,489	20,402
Vodafone Group PLC	439,438	1,315,834
Whitbread PLC	1,539	35,639
William Hill PLC	3,222	24,024
Wolseley PLC	4,552	47,814
WPP Group PLC	35,387	422,009
Xstrata PLC	3,698	258,960
Yell Group PLC	3,757	11,480
		17,012,405
United States 33.9%
3M Co.	10,600	838,990

Abbott Laboratories	20,200	1,114,030
AbitibiBowater, Inc. (a)	485	6,275
Adobe Systems, Inc. (a)	8,600	306,074
Advanced Micro Devices, Inc. (a)	4,243	24,991
AES Corp. (a)	5,800	96,686
Aetna, Inc.	4,500	189,405
Affiliated Computer Services, Inc., Class A (a)	1,100	55,121
AFLAC, Inc.	3,700	240,315
AGCO Corp. (a)	9,185	549,998
Agilent Technologies, Inc. (a)	4,404	131,371
Air Products & Chemicals, Inc.	3,000	276,000
Alcoa, Inc.	13,150	474,189
Allstate Corp.	5,700	273,942
Altera Corp.	2,800	51,604
Altria Group, Inc.	26,117	579,797
Amazon.com, Inc. (a)	3,000	213,900
AMBAC Financial Group, Inc.	1,000	5,750
Ameren Corp.	1,000	44,040
American Electric Power Co., Inc.	3,400	141,542
American Express Co.	6,500	284,180
American International Group, Inc.	20,405	882,516
American Tower Corp., Class A (a)	1,700	66,657
Ameriprise Financial, Inc.	800	41,480
Amgen, Inc. (a)	17,900	747,862
Anadarko Petroleum Corp.	8,700	548,361
Analog Devices, Inc.	2,600	76,752
Anheuser-Busch Cos., Inc.	12,100	574,145
AON Corp.	2,500	100,500
Apache Corp.	4,570	552,147
Apollo Group, Inc., Class A (a)	200	8,640
Apple, Inc. (a)	11,300	1,621,550
Applera Corp. - Applied Biosystems Group	2,496	82,019
Applied Materials, Inc.	23,100	450,681
Archer-Daniels-Midland Co.	4,200	172,872
AT&T, Inc.	49,755	1,905,616

Autodesk, Inc. (a)	2,200	69,256
Automatic Data Processing, Inc.	5,700	241,623
Avis Budget Group, Inc. (a)	1,900	20,178
Avon Products, Inc.	10,800	427,032
Baker Hughes, Inc.	4,600	315,100
Bank of America Corp.	38,935	1,476,026
Bank of New York Mellon Corp.	8,305	346,568
Baxter International, Inc.	7,700	445,214
BB & T Corp.	1,500	48,090
BEA Systems, Inc. (a)	4,900	93,835
Becton, Dickinson & Co.	2,700	231,795
Bed Bath & Beyond, Inc. (a)	3,400	100,300
Best Buy Co., Inc.	400	16,584
Biogen Idec, Inc. (a)	4,235	261,257
BJ Services Co.	1,900	54,169
BMC Software, Inc. (a)	2,800	91,056
Boeing Co.	10,200	758,574
Boston Scientific Corp. (a)	10,652	137,091
Bristol-Myers Squibb Co.	28,100	598,530
Broadcom Corp., Class A (a)	3,600	69,372
Broadridge Financial Solutions, Inc.	1,700	29,920
Burlington Northern Santa Fe Corp.	10,400	959,088
CA, Inc.	6,092	137,070
Cablevision Systems Corp., Class A (a)	3,100	66,433
Cadence Design Systems, Inc. (a)	4,400	46,992
Campbell Soup Co.	2,700	91,665
Capital One Financial Corp.	1,846	90,860
Cardinal Health, Inc.	5,000	262,550
Caterpillar, Inc.	9,600	751,584
CBS Corp., Class B	13,911	307,155
Centex Corp.	200	4,842
Charles Schwab Corp.	7,200	135,576
Chesapeake Energy Corp.	500	23,075
Chevron Corp.	27,465	2,344,412
Chubb Corp.	3,700	183,076

CIGNA Corp.	3,300	133,881
Cincinnati Financial Corp.	1,500	57,060
Cisco Systems, Inc. (a)	98,100	2,363,229
CIT Group, Inc.	1,100	13,035
Citadel Broadcasting Corp.	1,858	3,084
Citigroup, Inc.	46,149	988,512
Citrix Systems, Inc. (a)	1,600	46,928
Clear Channel Communications, Inc.	2,100	61,362
Clorox Co.	3,100	175,584
CME Group, Inc.	100	46,910
Coca-Cola Co.	23,500	1,430,445
Cognizant Technology Solutions Corp., Class A (a)	1,900	54,777
Colgate-Palmolive Co.	2,100	163,611
Comcast Corp., Class A	38,594	746,408
Comerica, Inc.	700	24,556
Computer Sciences Corp. (a)	2,000	81,580
ConAgra Foods, Inc.	5,500	131,725
ConocoPhillips	5,900	449,639
CONSOL Energy, Inc.	2,600	179,894
Consolidated Edison, Inc.	1,200	47,640
Constellation Energy Group, Inc.	900	79,443
Corning, Inc.	16,650	400,266
Costco Wholesale Corp.	3,300	214,401
Coventry Health Care, Inc. (a)	252	10,168
CSX Corp.	2,300	128,961
CVS Caremark Corp.	12,788	518,042
Danaher Corp.	8,100	615,843
Deere & Co.	13,184	1,060,521
Dell, Inc. (a)	30,500	607,560
Devon Energy Corp.	6,546	682,944
Discovery Holding Co., Class A (a)	2,969	63,002
Dominion Resources, Inc.	3,200	130,688
Domtar Corp. (a)	8,300	56,845
Dover Corp.	6,300	263,214
Dow Chemical Co.	11,066	407,782

D.R. Horton, Inc.	1,100	17,325
DTE Energy Co.	900	35,001
Du Pont (E.I.) de Nemours & Co.	10,900	509,684
Duke Energy Corp.	5,716	102,031
Eaton Corp.	3,600	286,812
eBay, Inc. (a)	10,000	298,400
Ecolab, Inc.	4,400	191,092
Edison International, Inc.	1,300	63,726
Electronic Arts, Inc. (a)	2,700	134,784
Electronic Data Systems Corp.	4,400	73,260
Eli Lilly & Co.	8,800	453,992
Embarq Corp.	590	23,659
EMC Corp. (a)	31,230	447,838
Emerson Electric Co.	10,500	540,330
Entergy Corp.	1,700	185,436
EOG Resources, Inc.	1,800	216,000
E*TRADE Financial Corp. (a)	1,200	4,632
Exelon Corp.	5,800	471,366
Express Scripts, Inc. (a)	600	38,592
Exterran Holdings, Inc. (a)	114	7,358
Exxon Mobil Corp.	74,111	6,268,308
Federal Home Loan Mortgage Corp.	100	2,532
Federal National Mortgage Association	300	7,896
FedEx Corp.	4,900	454,083
Fifth Third Bancorp	1,500	31,380
FirstEnergy Corp.	1,500	102,930
Fiserv, Inc. (a)	2,100	100,989
Fluor Corp.	2,500	352,900
Ford Motor Co. (a)	29,500	168,740
Fortune Brands, Inc.	200	13,900
FPL Group, Inc.	1,700	106,658
Franklin Resources, Inc.	100	9,699
Freeport-McMoRan Copper & Gold, Inc.	4,609	443,478
Gannett Co., Inc.	10,400	302,120
Gap, Inc. (The)	5,025	98,892

Genentech, Inc. (a)	5,000	405,900
General Dynamics Corp.	5,300	441,861
General Electric Co.	138,142	5,112,635
General Mills, Inc.	2,800	167,664
General Motors Corp.	7,600	144,780
Genworth Financial, Inc., Class A	2,700	61,128
Genzyme Corp. (a)	2,600	193,804
Gilead Sciences, Inc. (a)	6,000	309,180
Goldman Sachs Group, Inc.	2,800	463,092
Google, Inc., Class A (a)	3,100	1,365,457
Halliburton Co.	13,300	523,089
Harley Davidson, Inc.	3,000	112,500
Hartford Financial Services Group, Inc.	2,700	204,579
Health Net, Inc. (a)	1,000	30,800
Hewlett-Packard Co.	36,500	1,666,590
H.J. Heinz Co.	5,000	234,850
Home Depot, Inc.	12,500	349,625
Honeywell International, Inc.	11,700	660,114
Hospira, Inc. (a)	1,480	63,300
H&R Block, Inc.	7,500	155,700
Hugoton Royalty Trust	200	5,516
IBM Corp.	20,200	2,325,828
Idearc, Inc.	1,060	3,858
Illinois Tool Works, Inc.	13,000	626,990
Intel Corp.	63,600	1,347,048
IntercontinentalExchange, Inc. (a)	100	13,050
International Game Technology	4,400	176,924
International Paper Co.	8,565	232,968
Intuit, Inc. (a)	3,100	83,731
ITT Industries, Inc.	700	36,267
Jabil Circuit, Inc.	100	946
Jacobs Engineering Group, Inc. (a)	3,300	242,847
J.C. Penney Co., Inc.	400	15,084
JDS Uniphase Corp. (a)	2,550	34,144
Johnson & Johnson	35,300	2,289,911

Johnson Controls, Inc.	6,900	233,220
JPMorgan Chase & Co.	32,681	1,403,649
Juniper Networks, Inc. (a)	5,600	140,000
KeyCorp	1,300	28,535
Kimberly-Clark Corp.	6,200	400,210
KLA-Tencor Corp.	3,400	126,140
Kohl’s Corp. (a)	1,900	81,491
Kraft Foods, Inc., Class A	15,367	476,531
Kroger Co.	2,200	55,880
L-3 Communications Holdings, Inc.	400	43,736
Laboratory Corp. of America Holdings (a)	1,700	125,256
Lam Research Corp. (a)	2,500	95,550
Lear Corp. (a)	800	20,728
Lehman Brothers Holdings, Inc.	3,278	123,384
Lexmark International, Inc., Class A (a)	1,400	43,008
Liberty Global Inc., Class A (a)	2,024	68,978
Liberty Global Inc., Class C (a)	2,024	65,740
Liberty Media Corp. – Capital, Ser A (a)	999	15,724
Liberty Media Corp. – Entertainment, Ser A (a)	5,596	126,693
Liberty Media Corp. - Interactive ,Ser A (a)	7,599	122,648
Limited Brands, Inc.	5,200	88,920
Lincoln National Corp.	2,115	109,980
Linear Technology Corp.	2,300	70,587
Lockheed Martin Corp.	4,100	407,130
Lowe’s Cos., Inc.	6,000	137,640
LSI Corp. (a)	6,000	29,700
M & T Bank Corp.	69	5,553
Macy’s, Inc.	5,178	119,405
Marathon Oil Corp.	6,700	305,520
Marriott International, Inc., Class A	400	13,744
Marsh & McLennan Cos., Inc.	4,000	97,400
Marshall & Ilsley Corp.	198	4,594
Masco Corp.	6,000	118,980
Maxim Integrated Products, Inc.	2,500	50,975
McDonald’s Corp.	13,500	752,895

McKesson Corp.	2,783	145,746
MeadWestvaco Corp.	5,400	146,988
Medco Health Solutions, Inc. (a)	4,546	199,069
Medtronic, Inc.	14,200	686,854
MEMC Electronic Materials, Inc. (a)	3,100	219,790
Merck & Co., Inc.	26,100	990,495
Merrill Lynch & Co., Inc.	5,300	215,922
Metavante Technologies, Inc. (a)	66	1,319
MetLife, Inc.	5,000	301,300
Microchip Technology, Inc.	1,700	55,641
Micron Technology, Inc. (a)	5,800	34,626
Microsoft Corp.	130,300	3,697,914
Millennium Pharmaceuticals, Inc. (a)	3,600	55,656
Monsanto Co.	12,067	1,345,471
Moody’s Corp.	1,800	62,694
Mosaic Co. (a)	2,600	266,760
Motorola, Inc.	26,600	247,380
National City Corp.	1,613	16,049
National Semiconductor Corp.	2,500	45,800
National-Oilwell Varco, Inc. (a)	734	42,851
NetApp, Inc. (a)	4,100	82,205
Newmont Mining Corp.	6,100	276,330
News Corp., Class A	7,245	135,844
News Corp., Class B	4,848	92,306
NII Holdings, Inc., Class B (a)	600	19,068
NiSource, Inc.	2,049	35,325
Norfolk Southern Corp.	4,700	255,304
Northern Trust Corp.	1,700	112,999
Northrop Grumman Corp.	3,800	295,678
Novellus Systems, Inc. (a)	300	6,315
Nucor Corp.	5,250	355,635
NVIDIA Corp. (a)	3,900	77,181
Nymex Holdings, Inc.	200	18,126
NYSE Euronext	1,000	61,710
NYSE Euronext	110	6,793

Occidental Petroleum Corp.	7,900	578,043
Office Depot, Inc. (a)	400	4,420
Omnicom Group, Inc.	6,600	291,588
Oracle Corp. (a)	59,114	1,156,270
PACCAR, Inc.	4,162	187,290
Parker Hannifin Corp.	5,400	374,058
Patriot Coal Corp. (a)	330	15,500
Paychex, Inc.	3,700	126,762
Peabody Energy Corp.	3,300	168,300
PepsiCo, Inc.	20,300	1,465,660
Pfizer, Inc.	77,760	1,627,517
PG&E Corp.	1,900	69,958
Philip Morris International, Inc. (a)	26,117	1,320,998
PNC Financial Services Group, Inc.	900	59,013
PPG Industries, Inc.	900	54,459
PPL Corp.	1,800	82,656
Praxair, Inc.	5,200	437,996
Principal Financial Group, Inc.	2,000	111,440
Procter & Gamble Co.	48,077	3,368,755
Progress Energy, Inc.	1,200	50,040
Progressive Corp.	4,700	75,529
Prudential Financial, Inc.	4,330	338,823
Public Service Enterprise Group, Inc.	2,200	88,418
Pulte Homes, Inc.	200	2,910
QLogic Corp. (a)	2,500	38,375
QUALCOMM, Inc.	17,500	717,500
Quest Diagnostics, Inc.	2,200	99,594
Qwest Communications International, Inc.	6,100	27,633
Raytheon Co.	6,400	413,504
Regions Financial Corp.	4,650	91,838
Rockwell Automation, Inc.	2,600	149,292
Rockwell Collins, Inc.	1,700	97,155
Rohm & Haas Co.	1,900	102,752
SAFECO Corp.	1,000	43,880
Safeway, Inc.	1,800	52,830

SanDisk Corp. (a)	1,700	38,369
Sanmina-SCI Corp. (a)	7,300	11,826
Sara Lee Corp.	9,200	128,616
Sears Holdings Corp. (a)	200	20,418
Sempra Energy	1,000	53,280
Sepracor, Inc. (a)	1,000	19,520
SLM Corp. (a)	1,300	19,955
Southern Co.	6,500	231,465
Southwest Airlines Co.	2,900	35,960
Sovereign Bancorp, Inc.	470	4,380
Spectra Energy Corp.	5,108	116,207
Sprint Nextel Corp	21,500	143,835
SPX Corp.	1,400	146,860
St. Jude Medical, Inc. (a)	3,200	138,208
Staples, Inc.	7,975	176,327
Starbucks Corp. (a)	5,400	94,500
Starwood Hotels & Resorts Worldwide, Inc.	6,900	357,075
State Street Corp.	1,700	134,300
Stryker Corp.	2,300	149,615
Sun Microsystems, Inc. (a)	8,675	134,723
Sunoco, Inc.	400	20,988
SunTrust Banks, Inc.	1,100	60,654
SUPERVALU, Inc.	255	7,645
Synopsys, Inc. (a)	1,200	27,252
Synthes, Inc.	3,296	460,946
Sysco Corp.	400	11,608
T. Rowe Price Group, Inc.	400	20,000
Target Corp.	7,800	395,304
Tellabs, Inc. (a)	302	1,646
Tenet Healthcare Corp. (a)	6,650	37,639
Teradyne, Inc. (a)	100	1,242
Texas Instruments, Inc.	16,000	452,320
Textron, Inc.	2,200	121,924
Thermo Fisher Scientific, Inc. (a)	448	25,464
Time Warner, Inc.	43,600	611,272

TJX Cos., Inc.	4,900	162,043
Travelers Cos., Inc.	4,569	218,627
Tyson Foods, Inc., Class A	338	5,391
Union Pacific Corp.	2,200	275,836
United Parcel Service, Inc., Class B	11,400	832,428
United Technologies Corp.	14,000	963,480
UnitedHealth Group, Inc.	14,254	489,767
UnumProvident Corp.	1,800	39,618
U.S. Bancorp	11,450	370,522
Valero Energy Corp.	6,244	306,643
VeriSign, Inc. (a)	2,300	76,452
Verizon Communications, Inc.	27,000	984,150
Viacom, Inc., Class B (a)	10,811	428,332
Vulcan Materials Co.	1,650	109,560
Wachovia Corp.	11,004	297,108
Walgreen Co.	5,000	190,450
Wal-Mart Stores, Inc.	16,200	853,416
Walt Disney Co.	31,500	988,470
Washington Mutual, Inc.	300	3,090
Waters Corp. (a)	500	27,850
WellPoint, Inc. (a)	4,500	198,585
Wells Fargo & Co.	20,300	590,730
Western Union Co.	8,251	175,499
Weyerhaeuser Co.	4,700	305,688
Williams Cos., Inc.	3,400	112,132
Windstream Corp.	1,611	19,251
Wm. Wrigley Jr. Co.	150	9,426
Wyeth	14,000	584,640
Wyndham Worldwide Corp.	3,600	74,448
Xcel Energy, Inc.	2,100	41,895
Xerox Corp.	12,400	185,628
Xilinx, Inc.	2,600	61,750
XTO Energy, Inc.	3,082	190,653
Yahoo!, Inc. (a)	15,400	445,522
Yum! Brands, Inc.	5,600	208,376

Zimmer Holdings, Inc. (a)	2,460	191,536
		116,113,428
Total Common Stocks 82.3%		282,317,198

Preferred Stocks 2.1%
Australia 0.0%
BBI EPS, Ltd.	148	94

Brazil 1.8%
All America Latina Logistica, SA	29,400	296,563
AmBev	7,086	533,055
Aracruz Celulose, SA	11,381	77,638
Banco Bradesco, SA	12,448	346,192
Banco Itau Holding Financeira, SA	30,917	704,958
Brasil Telecom Participacoes, SA	6,142	82,187
CEMIG	5,109	91,716
Companhia Vale do Rio Doce	43,340	1,254,481
Contax Participacoes, SA	330	7,182
Electrobras, SA (a)	3,873	55,622
Embratel Participacoes, SA	2,943,674	11,139
Gerdau, SA	9,466	291,851
Klabin, SA	17,778	58,764
Petroleo Brasileiro, SA	37,388	1,576,531
Sadia, SA	51,405	304,674
Tele Norte Leste Participacoes, SA	8,487	225,391
Usiminas, SA	2,649	148,550
Vivo Participacoes, SA (a)	11,612	67,699
Votorantim Celulose e Papel, SA (a)	2,526	72,266
		6,206,459
Germany 0.2%
Henkel AG & Co. KGaA	2,001	92,467
Porsche Automobil Holding SE	2,640	484,485
RWE, AG	385	36,508
Volkswagen, AG	1,007	167,222
		780,682
Japan 0.0%
Ito En, Ltd.	200	2,261

Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	243	110,366

Total Preferred Stocks 2.1%		7,099,862
Total Common and Preferred Stocks 84.4%		289,417,060
Investment Companies 0.0%
Bell Aliant Regional Communications Income Fund	457	13,345
CI Financial Income Fund	5,600	118,880

Total Investment Companies 0.0%		132,225

Total Long-Term Investments 84.4% (Cost $241,033,445)		289,549,285

Repurchase Agreements 11.0%
Banc of America Securities ($12,852,367 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $12,853,224)		12,852,367
Citigroup Global Markets, Inc. ($12,852,367 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at $12,853,117)		12,852,368
JPMorgan Chase & Co. ($3,855,710 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $3,855,951)		3,855,710
State Street Bank & Trust Co. ($7,941,555 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at $7,941,952)		7,941,555

Total Repurchase Agreements (Cost $37,502,000)		37,502,000

Total Investments 95.4% (Cost $278,535,445)		327,051,285

Foreign Currency 3.0% (Cost $10,201,373)		10,442,284

Other Assets in Excess of Liabilities 1.6%		5,437,786

Net Assets 100.0%		$342,931,355

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $140,498,864 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
AGC - AGC Insured Custody Certificates
CVA - Certification Van Aandelen
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2008:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
DJ Euro Stoxx 50 Index, June 2008 (Current Notional Value of $56,235 per contract)	178	$22,412
FTSE 100 Index, June 2008 (Current Notional Value of $113,467 per contract)	44	140,243
Hang Seng Stock Index, April 2008 (Current Notional Value of $145,383 per contract)	5	28,800
MSCI Taiwan Stock Index, April 2008 (Current Notional Value of $32,870 per contract)	231	(256,885)
S & P 500 Index, June 2008 (Current Notional Value of $331,000 per contract)	13	102,981
S & P Mini 500 Index Futures, June 2008 (Current Notional Value of $66,200 per contract)	138	218,854
Share Price Index 200, June 2008 (Current Notional Value of $123,140 per contract)	26	41,345
	635	$297,750
Short Contracts:
Dax Index, June 2008 (Current Notional Value of $261,270 per contract)	6	(82,846)
S & P /TSE 60 Index, June 2008 (Current Notional Value of $153,162 per contract)	24	(21,398)
	30	(104,244)
Total Futures Contracts	665	$193,506

Forward foreign currency contracts outstanding as of March 31, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar
3,044,230 expiring 06/12/08	US $	$2,754,821	$(26,495)
Euro
1,447,432 expiring 06/12/08	US $	2,277,716	71,830
9,236,460 expiring 06/12/08	US $	14,534,732	448,761
3,638,021 expiring 06/12/08	US $	5,724,884	173,446
603,443 expiring 06/12/08	US $	949,594	28,091
972,029 expiring 06/12/08	US $	1,529,610	45,190
3,638,021 expiring 06/12/08	US $	5,724,884	49,025
2,950,636 expiring 06/12/08	US $	4,643,197	8,397
			824,740
Japanese Yen
1,401,241,784 expiring 06/12/08	US $	14,115,933	490,213
930,380,632 expiring 06/12/08	US $	9,372,537	340,855
453,394,675 expiring 06/12/08	US $	4,567,441	(67,359)
			763,709
Pound Sterling
5,669,383 expiring 06/12/08	US $	11,187,528	(103,586)
3,429,516 expiring 06/12/08	US $	6,767,546	(65,364)
5,669,383 expiring 06/12/08	US $	11,187,528	(181,852)
6,074,189 expiring 06/12/08	US $	11,986,341	(196,659)
			(547,461)
Swiss Franc
820,695 expiring 06/12/08	US $	826,414	31,598
Total Long Contracts			$1,046,091
Short Contracts:
Euro
7,072,777 expiring 06/12/08	US $	11,129,905	(334,513)
1,125,227 expiring 06/12/08	US $	1,770,686	(52,892)
218,454 expiring 06/12/08	US $	343,765	(10,389)
3,638,021 expiring 06/12/08	US $	5,724,884	(50,226)
2,456,831 expiring 06/12/08	US $	3,866,133	(43,009)
			(491,029)
Hong Kong Dollar
62,532,288 expiring 06/12/08	US $	8,050,442	(6,100)

Japanese Yen
633,213,780 expiring 06/12/08	US $	6,378,916	(232,224)
492,840,049,480 expiring 06/12/08	US $	4,964,808	(180,070)
196,632,480 expiring 06/12/08	US $	1,980,851	(68,734)
1,393,637,696 expiring 06/12/08	US $	14,039,330	(491,241)
378,317,235 expiring 06/12/08	US $	3,811,120	12,004
			(960,265)
Pound Sterling
7,420,376 expiring 06/12/08	US $	14,642,806	128,010
957,304 expiring 06/12/08	US $	1,889,071	19,434
5,669,383 expiring 06/12/08	US $	11,187,528	180,094
			327,538
Total Short Contracts			$(1,129,856)
Total Forward Foreign Currency Contracts			$(83,765)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$23,198,904	6.8%
Integrated Oil & Gas	23,060,859	6.7
Pharmaceuticals	13,207,595	3.9
Integrated Telecommunication Services	10,298,106	3.0
Industrial Conglomerates	8,952,494	2.6
Oil & Gas Exploration & Production	7,844,618	2.3
Computer Hardware	6,865,412	2.0
Industrial Machinery	6,430,028	1.9
Wireless Telecommunication Services	5,906,537	1.7
Construction & Farm Machinery & Heavy Trucks	5,846,391	1.7
Communications Equipment	5,762,912	1.7
Diversified Metals & Mining	5,559,929	1.6
Automobile Manufacturers	5,492,577	1.6
Electric Utilities	5,278,147	1.5
Steel	5,160,671	1.5
Systems Software	5,128,005	1.5
Household Products	5,022,988	1.5
Packaged Foods & Meats	4,945,866	1.4

Aerospace & Defense	4,902,087	1.4
Fertilizers & Agricultural Chemicals	4,742,979	1.4
Real Estate Management & Development	4,578,406	1.3
Health Care Equipment	4,504,657	1.3
Other Diversified Financial Services	4,417,964	1.3
Heavy Electrical Equipment	3,531,945	1.0
Oil & Gas Equipment & Services	3,402,066	1.0
Tobacco	3,370,520	1.0
Construction & Engineering	3,364,270	1.0
Semiconductors	3,054,301	0.9
Railroads	2,972,015	0.9
Soft Drinks	2,952,758	0.9
Diversified Chemicals	2,947,874	0.9
Apparel, Accessories & Luxury Goods	2,884,509	0.8
Life & Health Insurance	2,570,979	0.7
Movies & Entertainment	2,461,926	0.7
Internet Software & Services	2,320,651	0.7
Hypermarkets & Super Centers	2,282,659	0.7
Multi-Utilities	2,279,514	0.7
Multi-Line Insurance	2,258,000	0.7
Application Software	2,254,127	0.7
Coal & Consumable Fuels	2,196,625	0.6
Brewers	2,175,671	0.6
Oil & Gas Refining & Marketing	2,046,738	0.6
Biotechnology	2,037,210	0.6
Broadcasting & Cable TV	1,996,349	0.6
Property & Casualty Insurance	1,871,579	0.5
Air Freight & Logistics	1,736,671	0.5
Investment Banking & Brokerage	1,714,769	0.5
Trading Companies & Distributors	1,694,498	0.5
Electronic Equipment Manufacturers	1,475,547	0.4
Industrial Gases	1,469,156	0.4
Food Retail	1,457,461	0.4

Gold	1,383,103	0.4
Regional Banks	1,328,592	0.4
Restaurants	1,323,166	0.4
Agricultural Products	1,293,324	0.4
Semiconductor Equipment	1,269,515	0.4
Consumer Electronics	1,253,214	0.4
Specialty Chemicals	1,208,495	0.4
Electrical Components & Equipment	1,117,726	0.3
Paper Products	1,116,476	0.3
IT Consulting & Other Services	1,107,602	0.3
Hotels, Resorts & Cruise Lines	1,092,769	0.3
Oil & Gas Drilling	1,068,260	0.3
Managed Health Care	1,052,607	0.3
Publishing	1,032,947	0.3
Construction Materials	977,370	0.3
Apparel Retail	921,843	0.3
Auto Parts & Equipment	904,921	0.3
Homebuilding	896,710	0.3
Data Processing & Outsourced Services	886,073	0.3
Building Products	882,934	0.3
Office Electronics	877,290	0.3
Personal Products	862,934	0.3
Asset Management & Custody Banks	832,835	0.3
Computer Storage & Peripherals	807,835	0.2
Department Stores	795,207	0.2
Advertising	768,848	0.2
Specialized Finance	708,518	0.2
Drug Retail	708,492	0.2
Highways & Railtracks	688,187	0.2
Health Care Services	666,177	0.2
Gas Utilities	652,536	0.2
Aluminum	618,691	0.2
Water Utilities	612,789	0.2

Oil & Gas Storage & Transportation	560,945	0.2
Home Entertainment Software	557,923	0.2
Home Improvement Retail	535,954	0.2
Casinos & Gaming	522,648	0.2
Forest Products	519,240	0.2
Health Care Distributors	516,794	0.1
Airlines	501,265	0.1
Independent Power Producers & Energy Traders	489,804	0.1
General Merchandise Stores	479,210	0.1
Precious Metals & Minerals	467,847	0.1
Consumer Finance	467,366	0.1
Commodity Chemicals	456,058	0.1
Marine	437,399	0.1
Electronic Manufacturing Services	431,082	0.1
Distributors	426,016	0.1
Distillers & Vintners	373,102	0.1
Tires & Rubber	372,998	0.1
Marine Ports & Services	341,747	0.1
Diversified Capital Markets	322,648	0.1
Reinsurance	315,543	0.1
Life Sciences Tools & Services	310,952	0.1
Health Care Supplies	279,403	0.1
Office	259,312	0.1
Multi-Sector Holdings	252,508	0.1
Thrifts & Mortgage Finance	241,407	0.1
Diversified Commercial & Professional Services	233,941	0.1
Internet Retail	213,900	0.1
Specialty Stores	208,434	0.1
Insurance Brokers	197,900	0.1
Motorcycle Manufacturers	196,451	0.1
Trucking	190,988	0.1
Leisure Products	186,168	0.1
Commercial Printing	157,745	0.0	*

Retail REIT’s	157,720	0.0	*
Specialized Consumer Services	155,700	0.0	*
Computer & Electronics Retail	144,500	0.0	*
Paper Packaging	142,928	0.0	*
Catalog Retail	137,194	0.0	*
Investment Companies	132,225	0.0	*
Footwear	118,066	0.0	*
Home Furnishing Retail	106,519	0.0	*
Metal & Glass Containers	101,679	0.0	*
Photographic Products	93,632	0.0	*
Food Distributors	71,572	0.0	*
Housewares & Specialties	69,377	0.0	*
Household Appliances	66,645	0.0	*
Health Care Facilities	58,716	0.0	*
Education Services	55,731	0.0	*
Automotive Retail	49,097	0.0	*
Leisure Facilities	47,148	0.0	*
Environmental & Facilities Services	37,868	0.0	*
Human Resource & Employment Services	37,524	0.0	*
Office Services & Supplies	33,101	0.0	*
Airport Services	22,485	0.0	*
Home Furnishings	17,909	0.0	*
Industrial	17,439	0.0	*
Textiles	14,796	0.0	*
Technology Distributors	13,059	0.0	*
Health Care Technology	7,599	0.0	*
Noncaptive-Diversified Finance	7,182	0.0	*
Diversified REIT’s	670	0.0	*
	$289,549,285	84.4%

* Amount is less than 0.1%

Van Kampen Global Franchise Fund

Portfolio of Investments  •  March 31, 2008  (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.3%
Finland 3.9%
Kone Oyj, Class B	1,951,441	$80,163,144

France 4.7%
Pernod Ricard, SA	532,677	54,853,874
Sanofi Aventis, SA	555,160	41,656,289
		96,510,163
Ireland 2.0%
C&C Group PLC	6,602,972	41,169,926

Japan 2.5%
Kao Corp.	1,805,000	51,188,913

Netherlands 8.3%
Reed Elsevier, NV	4,517,304	86,183,784
Wolters Kluwer, NV - CVA	3,157,413	83,658,990
		169,842,774
Sweden 4.3%
Swedish Match AB	4,077,831	88,858,709

Switzerland 5.9%
Nestle, SA (Registered)	133,696	66,836,273
Novartis, AG	1,059,188	54,314,177
		121,150,450
United Kingdom 36.1%
British American Tobacco PLC	4,880,155	183,130,633
Cadbury Schweppes PLC	8,110,093	89,078,024
Diageo PLC	2,534,804	51,103,582
Experian Group Ltd.	7,399,694	53,887,149
Imperial Tobacco Group PLC	2,518,975	115,877,410
Reckitt Benckiser PLC	1,771,580	98,118,678
Unilever PLC	2,541,947	85,762,171
WPP Group PLC	5,009,377	59,739,545
		736,697,192

United States 27.6%
Altria Group, Inc.	1,391,924	30,900,713
Brown Forman Corp., Class B	745,840	49,389,525
Career Education Corp. (a)	1,539,117	19,577,568
Estee Lauder Cos., Inc., Class A	384,329	17,621,484
Fortune Brands, Inc.	802,136	55,748,452
Harley Davidson, Inc.	1,390,382	52,139,325
Kellogg Co.	1,088,928	57,234,056
Moody’s Corp.	1,141,790	39,768,546
Pfizer, Inc.	1,834,894	38,404,331
Philip Morris International, Inc. (a)	1,391,924	70,403,516
Procter & Gamble Co.	564,820	39,576,937
Scotts Miracle-Gro Co., Class A	1,147,504	37,202,080
Weight Watchers International, Inc.	1,212,096	56,156,408
		564,122,941
Total Long-Term Investments 95.3% (Cost $1,556,225,923)		1,949,704,212

Repurchase Agreements 2.0%
Banc of America Securities ($13,725,596 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08, to be sold on 04/01/08 at $13,726,511)		13,725,596
Citigroup Global Markets, Inc. ($13,725,597 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.10%, dated 03/31/08, to be sold on 04/01/08 at $13,726,397)		13,725,597
JPMorgan Chase & Co. ($4,117,679 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08, to be sold on 04/01/08 at $4,117,936)		4,117,679
State Street Bank & Trust Co. ($8,481,128 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on 04/01/08 at $8,481,552)		8,481,128

Total Repurchase Agreements (Cost $40,050,000)		40,050,000

Total Investments 97.3% (Cost $1,596,275,923)		1,989,754,212

Foreign Currency 0.1% (Cost $1,858,745)		1,909,701

Other Assets in Excess of Liabilities 2.6%		54,127,035

Net Assets 100.0%		$2,045,790,948

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $1,385,581,271 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)   Non-income producing security as this stock currently does not declare income dividends.

CVA - Certification Van Aandelen

Forward foreign currency contracts outstanding as of March 31, 2008:

	In		Unrealized
	Exchange		Appreciation/
	for	Current Value	Depreciation

Long Contracts:
British Pound, 34,600,000 expiring 04/24/08	US $	$68,550,116	$(827,036)

Short Contracts:
British Pound, 209,770,000 expiring 04/24/08	US $	415,599,938	(8,803,465)
			$(9,630,501)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Tobacco	$489,170,981	23.9%
Packaged Foods & Meats	298,910,524	14.6
Distillers & Vintners	196,516,907	9.6
Household Products	188,884,528	9.2
Publishing	169,842,774	8.3
Pharmaceuticals	134,374,797	6.6
Industrial Machinery	80,163,144	3.9
Advertising	59,739,545	2.9
Specialized Consumer Services	56,156,408	2.8
Housewares & Specialties	55,748,452	2.7
Diversified Commercial & Professional Services	53,887,149	2.6
Motorcycle Manufacturers	52,139,325	2.6
Specialized Finance	39,768,546	1.9
Fertilizers & Agricultural Chemicals	37,202,080	1.8
Education Services	19,577,568	1.0
Personal Products	17,621,484	0.9
	$1,949,704,212	95.3%

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.4%
Australia 2.6%
Boral Ltd.	294,400	$1,688,505
Foster’s Group Ltd.	395,422	1,850,245
Goodman Fielder Ltd.	3,375,559	5,562,939
		9,101,689
Bermuda 3.7%
Covidien Ltd.	93,851	4,152,907
Ingersoll-Rand Co., Ltd., Class A	83,644	3,728,849
Tyco International Ltd.	114,624	5,049,187
		12,930,943
France 7.8%
BNP Paribas, SA	93,581	9,456,817
Lafarge, SA	45,321	7,891,569
Sanofi-Aventis	51,877	3,892,577
Total, SA	80,794	6,007,757
		27,248,720
Germany 3.4%
BMW, AG	68,391	3,776,172
DaimlerChrysler, AG	75,967	6,489,744
Qimonda, AG - ADR (a)	349,716	1,507,276
		11,773,192
Ireland 2.9%
Bank of Ireland	298,518	4,444,241
Kerry Group PLC, Ser A	177,173	5,552,965
		9,997,206

Italy 1.1%
ENI S.p.A.	117,390	4,001,520

Japan 11.3%
Astellas Pharma, Inc.	64,900	2,518,673
Canon, Inc.	98,700	4,573,797
Kao Corp.	189,000	5,359,947
Keihin Corp.	316,500	4,591,567
Kuraray Co., Ltd.	151,500	1,831,662

Mitsui Sumitomo Insurance Co., Ltd.	256,000	2,563,082
Nissan Motor Co., Ltd.	399,400	3,314,630
SANKYO Co., Ltd.	106,500	6,362,478
Sumitomo Electric Industries Ltd.	280,200	3,555,145
Takeda Pharmaceutical Co., Ltd.	93,800	4,743,218
		39,414,199
Netherlands 4.7%
Aegon, NV	329,614	4,855,871
Koninklijke Royal Philips Electronics, NV	36,209	1,386,301
Unilever, NV - CVA	201,496	6,770,780
Wolters Kluwer, NV	133,969	3,549,650
		16,562,602
Norway 1.5%
Statoil, ASA	180,152	5,417,024

Republic of China (Taiwan) 0.9%
Chunghwa Telecom Co., Ltd. - ADR	124,386	3,236,524

Republic of Korea (South Korea) 0.7%
SK Telecome Co., Ltd. - ADR	115,062	2,486,490

Singapore 1.0%
ComfortDelGro Corp., Ltd.	2,572,000	3,421,648

Spain 3.9%
Banco Bilbao Vizcaya Argentaria, SA	249,220	5,488,708
Telefonica, SA	288,210	8,281,204
		13,769,912
Sweden 1.0%
Ericsson, LM, Ser B	1,755,831	3,450,554

Switzerland 2.5%
Novartis, AG (Registered)	139,130	7,134,457
UBS, AG (Registered)	53,609	1,560,342
		8,694,799
United Kingdom 18.5%
Barclays PLC	922,355	8,350,797
Cadbury Schweppes PLC	787,402	8,648,509
Imperial Tobacco Group PLC	184,812	8,501,686

Old Mutual PLC	1,354,700	2,970,241
Premier Foods PLC	1,244,372	2,771,780
Reed Elsevier PLC	332,016	4,231,199
Rolls-Royce Group PLC (a)	37,170,014	3,274,988
Royal Bank of Scotland Group PLC	595,409	3,983,872
Royal Dutch Shell PLC - ADR	92,674	6,392,653
Vodafone Group PLC	1,290,894	3,865,396
William Morrison Supermarkets PLC	998,572	5,461,889
WPP Group PLC	537,295	6,407,535
		64,860,545
United States 29.9%
Alcoa, Inc.	81,565	2,941,234
Altria Group, Inc.	160,429	3,561,524
American Capital Strategies Ltd.	112,743	3,851,301
American Electric Power Co., Inc.	45,895	1,910,609
American International Group, Inc.	71,489	3,091,899
Arrow Electronics, Inc. (a)	107,309	3,610,948
AT&T, Inc.	61,196	2,343,807
Bank of New York Mellon Corp.	126,009	5,258,356
Chevron Corp.	87,380	7,458,757
Citigroup, Inc.	138,919	2,975,645
Dominion Resources, Inc.	71,294	2,911,647
EMC Corp. (a)	265,340	3,804,976
Federal Home Loan Mortgage Corp.	122,848	3,110,511
Hewlett-Packard Co.	92,417	4,219,760
IBM Corp.	83,329	9,594,501
Illinois Tool Works, Inc.	72,648	3,503,813
Marsh & McLennan Cos., Inc.	185,986	4,528,759
Peabody Energy Corp.	92,164	4,700,364
Pfizer, Inc.	126,122	2,639,733
Philip Morris International, Inc. (a)	160,429	8,114,499
Schering-Plough Corp.	142,396	2,051,926
UnitedHealth Group, Inc.	153,208	5,264,227
Verizon Communications, Inc.	89,245	3,252,980

Viacom, Inc., Class B (a)	40,858	1,618,794
Weyerhaeuser Co.	26,825	1,744,698
Wyeth	162,831	6,799,822
		104,865,090

Total Investments 97.4%
(Cost $313,869,653)		341,232,657

Foreign Currency 0.0% *
(Cost $108,493)		109,210

Other Assets in Excess of Liabilities 2.6%		8,947,087

Net Assets 100.0%		$350,288,954

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $207,250,599 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)	Non-income producing security as this stock currently does not declare income dividends.
*	Amount is Less than 0.1%

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of March 31, 2008:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Pound Sterling
9,150,000 expiring 06/12/08	US $	$18,055,914	$291,209

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$31,724,435	9.1%
Pharmaceuticals	29,780,408	8.5
Integrated Oil & Gas	29,277,710	8.4

Packaged Foods & Meats	23,754,008	6.8
Tobacco	20,177,709	5.8
Integrated Telecommunication Services	17,114,514	4.9
Computer Hardware	13,814,261	3.9
Automobile Manufacturers	13,580,545	3.9
Construction Materials	9,580,074	2.7
Asset Management & Custody Banks	9,109,656	2.6
Life & Health Insurance	7,826,111	2.2
Publishing	7,780,849	2.2
Industrial Machinery	7,232,663	2.1
Industrial Conglomerates	6,435,488	1.8
Advertising	6,407,535	1.8
Leisure Products	6,362,478	1.8
Wireless Telecommunication Services	6,351,886	1.8
Food Retail	11,014,854	3.2
Household Products	5,359,947	1.5
Managed Health Care	5,264,227	1.5
Coal & Consumable Fuels	4,700,364	1.3
Auto Parts & Equipment	4,591,567	1.3
Office Electronics	4,573,797	1.3
Insurance Brokers	4,528,759	1.3
Health Care Equipment	4,152,907	1.2
Computer Storage & Peripherals	3,804,976	1.1
Technology Distributors	3,610,948	1.0
Electrical Components & Equipment	3,555,146	1.0
Communications Equipment	3,450,554	1.0
Trucking	3,421,649	1.0
Aerospace & Defense	3,274,988	0.9
Thrifts & Mortgage Finance	3,110,511	0.9
Multi-Line Insurance	3,091,899	0.9
Other Diversified Financial Services	2,975,645	0.9

Aluminum	2,941,234	0.8
Multi-Utilities	2,911,647	0.8
Property & Casualty Insurance	2,563,082	0.7
Electric Utilities	1,910,609	0.6
Brewers	1,850,245	0.5
Commodity Chemicals	1,831,662	0.5
Forest Products	1,744,698	0.5
Movies & Entertainment	1,618,794	0.5
Diversified Capital Markets	1,560,342	0.5
Semiconductors	1,507,276	0.4
	$341,232,657	97.4%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008